Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	NEUBERGER BERMAN INCOME FUNDS
Entity Central Index Key	0000723620
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000129449
Shareholder Report [Line Items]
Fund Name	Emerging Markets Debt Fund
Class Name	Institutional Class
Trading Symbol	NERIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.nb.com/en/us/products/mutual-funds/emerging-markets-debt-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	www.nb.com/en/us/products/mutual-funds/emerging-markets-debt-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$83	0.78%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Performance was positive for the period, largely driven by allocations in hard currency positions. A stronger U.S. dollar limited gains from local currency allocations, as inflation and monetary policy continued to be significant market concerns. Progress in restructuring defaulted hard currency sovereigns benefited the Fund, particularly with its emphasis on high-yield issuers.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Hard currency country allocations to high-yield credits - Argentina and Ecuador, and countries which progressed debt restructuring programs, including Sri Lanka, Ghana, and Zambia

  Local currency positioning in South Africa, Malaysia and Indonesia

  Corporate sectors including telecom, media, and technology (TMT), financials, consumer, and oil & gas

  Allocation to local currency relative to hard currency as hard currency markets outperformed over the period

  Bottom up positioning in local currency rates  allocations to Brazil, while foreign exchange (FX) positioning was also a negative contributor in absolute terms over the period

  Futures contracts

  Forward FX contracts

  Swaps

Performance Past Does Not Indicate Future [Text]	The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted.
Line Graph [Table Text Block]
	Institutional Class $1,165,400	JPM EM Blend HC/LC 50-50 Index $1,184,500	50% JPM GBI-EM/25% JPM EMBI®/25% JPM CEMBI $1,181,200
10/31/14	$1,000,000	$1,000,000	$1,000,000
10/31/15	$893,600	$912,600	$912,400
10/31/16	$1,002,400	$1,011,600	$1,012,600
10/31/17	$1,070,200	$1,070,000	$1,070,900
10/31/18	$1,004,400	$1,018,900	$1,019,200
10/31/19	$1,137,600	$1,166,600	$1,168,500
10/31/20	$1,130,500	$1,159,600	$1,162,400
10/31/21	$1,169,900	$1,192,900	$1,194,100
10/31/22	$918,600	$946,200	$944,700
10/31/23	$1,023,000	$1,051,700	$1,049,100
10/31/24	$1,165,400	$1,184,500	$1,181,200

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Institutional Class	13.92%	0.48%	1.54%
JPM EM Blend HC/LC 50-50 Index	12.62%	0.30%	1.71%
50% JPM GBI-EM/25% JPM EMBI®/25% JPM CEMBI	12.59%	0.22%	1.68%

Performance Table Market Index Changed [Text Block]

On July 24, 2024, the Fund began comparing its performance to the J.P. Morgan Emerging Markets Blend Hard Currency/Local Currency 50-50 Index in order to satisfy a change in regulatory requirements. A blended benchmark, which is composed of 50% J.P. Morgan Government Bond Index—Emerging Markets (GBI-EM) Global Diversified, 25% J.P. Morgan Emerging Markets Bond Index (EMBI®)—Global Diversified, and 25% J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI)—Diversified, will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund's investment strategy than the J.P. Morgan Emerging Markets Blend Hard Currency/Local Currency 50-50 Index.

AssetsNet	$ 147,995,938
Holdings Count | Holding	802
Advisory Fees Paid, Amount	$ 494,940
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$147,995,938
Number of Portfolio Holdings	802
Portfolio Turnover Rate	60%
Total Investment Advisory Fees Paid	$494,940

Holdings [Text Block]

Portfolio by Investment Type

(as a % of Total Net Assets)

Foreign Government Securities	63.0%
Corporate Bonds	28.2%
Purchased Option Contracts	0.0%
Short-Term Investments	6.5%
Other Assets Less Liabilities	2.3%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

United States	7.3%
Indonesia	6.1%
Colombia	5.6%
South Africa	5.6%
Mexico	5.3%
Brazil	5.1%
China	4.6%
India	4.5%
Malaysia	4.1%
Poland	3.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	6.6%
Indonesia Government	5.1%
Republic of South Africa	5.1%
Malaysia Government	3.8%
China Government	3.4%
Republic of Poland Government	3.1%
India Government	3.1%
Colombian TES	3.1%
Czech Republic Government	2.3%
Mexico Government	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000129447
Shareholder Report [Line Items]
Fund Name	Emerging Markets Debt Fund
Class Name	Class A
Trading Symbol	NERAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.nb.com/en/us/products/mutual-funds/emerging-markets-debt-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	www.nb.com/en/us/products/mutual-funds/emerging-markets-debt-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$123	1.15%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Performance was positive for the period, largely driven by allocations in hard currency positions. A stronger U.S. dollar limited gains from local currency allocations, as inflation and monetary policy continued to be significant market concerns. Progress in restructuring defaulted hard currency sovereigns benefited the Fund, particularly with its emphasis on high-yield issuers.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Hard currency country allocations to high-yield credits - Argentina and Ecuador, and countries which progressed debt restructuring programs, including Sri Lanka, Ghana, and Zambia

  Local currency positioning in South Africa, Malaysia and Indonesia

  Corporate sectors including telecom, media, and technology (TMT), financials, consumer, and oil & gas

  Allocation to local currency relative to hard currency as hard currency markets outperformed over the period

  Bottom up positioning in local currency rates  allocations to Brazil, while foreign exchange (FX) positioning was also a negative contributor in absolute terms over the period

  Futures contracts

  Forward FX contracts

  Swaps

Performance Past Does Not Indicate Future [Text]	The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted.
Line Graph [Table Text Block]
	Class A (including sales charge) $10,728	JPM EM Blend HC/LC 50-50 Index $11,845	50% JPM GBI-EM/25% JPM EMBI®/25% JPM CEMBI $11,812
10/31/14	$9,575	$10,000	$10,000
10/31/15	$8,527	$9,126	$9,124
10/31/16	$9,529	$10,116	$10,126
10/31/17	$10,126	$10,700	$10,709
10/31/18	$9,467	$10,189	$10,192
10/31/19	$10,684	$11,666	$11,685
10/31/20	$10,576	$11,596	$11,624
10/31/21	$10,904	$11,929	$11,941
10/31/22	$8,525	$9,462	$9,447
10/31/23	$9,474	$10,517	$10,491
10/31/24	$10,728	$11,845	$11,812

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class A (at NAV)	13.24%	0.08%	1.14%
Class A (including sales charge)	8.50%	(0.78)%	0.71%
JPM EM Blend HC/LC 50-50 Index	12.62%	0.30%	1.71%
50% JPM GBI-EM/25% JPM EMBI®/25% JPM CEMBI	12.59%	0.22%	1.68%

Performance Table Market Index Changed [Text Block]

On July 24, 2024, the Fund began comparing its performance to the J.P. Morgan Emerging Markets Blend Hard Currency/Local Currency 50-50 Index in order to satisfy a change in regulatory requirements. A blended benchmark, which is composed of 50% J.P. Morgan Government Bond Index—Emerging Markets (GBI-EM) Global Diversified, 25% J.P. Morgan Emerging Markets Bond Index (EMBI®)—Global Diversified, and 25% J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI)—Diversified, will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund's investment strategy than the J.P. Morgan Emerging Markets Blend Hard Currency/Local Currency 50-50 Index.

AssetsNet	$ 147,995,938
Holdings Count | Holding	802
Advisory Fees Paid, Amount	$ 494,940
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$147,995,938
Number of Portfolio Holdings	802
Portfolio Turnover Rate	60%
Total Investment Advisory Fees Paid	$494,940

Holdings [Text Block]

Portfolio by Investment Type

(as a % of Total Net Assets)

Foreign Government Securities	63.0%
Corporate Bonds	28.2%
Purchased Option Contracts	0.0%
Short-Term Investments	6.5%
Other Assets Less Liabilities	2.3%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

United States	7.3%
Indonesia	6.1%
Colombia	5.6%
South Africa	5.6%
Mexico	5.3%
Brazil	5.1%
China	4.6%
India	4.5%
Malaysia	4.1%
Poland	3.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	6.6%
Indonesia Government	5.1%
Republic of South Africa	5.1%
Malaysia Government	3.8%
China Government	3.4%
Republic of Poland Government	3.1%
India Government	3.1%
Colombian TES	3.1%
Czech Republic Government	2.3%
Mexico Government	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000129448
Shareholder Report [Line Items]
Fund Name	Emerging Markets Debt Fund
Class Name	Class C
Trading Symbol	NERCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.nb.com/en/us/products/mutual-funds/emerging-markets-debt-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	www.nb.com/en/us/products/mutual-funds/emerging-markets-debt-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$202	1.90%

Expenses Paid, Amount	$ 202
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Performance was positive for the period, largely driven by allocations in hard currency positions. A stronger U.S. dollar limited gains from local currency allocations, as inflation and monetary policy continued to be significant market concerns. Progress in restructuring defaulted hard currency sovereigns benefited the Fund, particularly with its emphasis on high-yield issuers.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Hard currency country allocations to high-yield credits - Argentina and Ecuador, and countries which progressed debt restructuring programs, including Sri Lanka, Ghana, and Zambia

  Local currency positioning in South Africa, Malaysia and Indonesia

  Corporate sectors including telecom, media, and technology (TMT), financials, consumer, and oil & gas

  Allocation to local currency relative to hard currency as hard currency markets outperformed over the period

  Bottom up positioning in local currency rates  allocations to Brazil, while foreign exchange (FX) positioning was also a negative contributor in absolute terms over the period

  Futures contracts

  Forward FX contracts

  Swaps

Performance Past Does Not Indicate Future [Text]	The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted.
Line Graph [Table Text Block]
	Class C (including sales charge) $10,406	JPM EM Blend HC/LC 50-50 Index $11,845	50% JPM GBI-EM/25% JPM EMBI®/25% JPM CEMBI $11,812
10/31/14	$10,000	$10,000	$10,000
10/31/15	$8,836	$9,126	$9,124
10/31/16	$9,802	$10,116	$10,126
10/31/17	$10,338	$10,700	$10,709
10/31/18	$9,593	$10,189	$10,192
10/31/19	$10,746	$11,666	$11,685
10/31/20	$10,571	$11,596	$11,624
10/31/21	$10,805	$11,929	$11,941
10/31/22	$8,385	$9,462	$9,447
10/31/23	$9,249	$10,517	$10,491
10/31/24	$10,406	$11,845	$11,812

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class C (at NAV)	12.50%	(0.64)%	0.40%
Class C (including sales charge)	11.50%	(0.64)%	0.40%
JPM EM Blend HC/LC 50-50 Index	12.62%	0.30%	1.71%
50% JPM GBI-EM/25% JPM EMBI®/25% JPM CEMBI	12.59%	0.22%	1.68%

Performance Table Market Index Changed [Text Block]

On July 24, 2024, the Fund began comparing its performance to the J.P. Morgan Emerging Markets Blend Hard Currency/Local Currency 50-50 Index in order to satisfy a change in regulatory requirements. A blended benchmark, which is composed of 50% J.P. Morgan Government Bond Index—Emerging Markets (GBI-EM) Global Diversified, 25% J.P. Morgan Emerging Markets Bond Index (EMBI®)—Global Diversified, and 25% J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI)—Diversified, will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund's investment strategy than the J.P. Morgan Emerging Markets Blend Hard Currency/Local Currency 50-50 Index.

AssetsNet	$ 147,995,938
Holdings Count | Holding	802
Advisory Fees Paid, Amount	$ 494,940
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$147,995,938
Number of Portfolio Holdings	802
Portfolio Turnover Rate	60%
Total Investment Advisory Fees Paid	$494,940

Holdings [Text Block]

Portfolio by Investment Type

(as a % of Total Net Assets)

Foreign Government Securities	63.0%
Corporate Bonds	28.2%
Purchased Option Contracts	0.0%
Short-Term Investments	6.5%
Other Assets Less Liabilities	2.3%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

United States	7.3%
Indonesia	6.1%
Colombia	5.6%
South Africa	5.6%
Mexico	5.3%
Brazil	5.1%
China	4.6%
India	4.5%
Malaysia	4.1%
Poland	3.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	6.6%
Indonesia Government	5.1%
Republic of South Africa	5.1%
Malaysia Government	3.8%
China Government	3.4%
Republic of Poland Government	3.1%
India Government	3.1%
Colombian TES	3.1%
Czech Republic Government	2.3%
Mexico Government	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000082160
Shareholder Report [Line Items]
Fund Name	Floating Rate Income Fund
Class Name	Institutional Class
Trading Symbol	NFIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.nb.com/en/us/products/mutual-funds/floating-rate-income-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	www.nb.com/en/us/products/mutual-funds/floating-rate-income-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$64	0.61%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Relative to the Morningstar LSTA U.S. Leveraged Loan Index (the Index), security selection within and an underweight to software and security selection within B-rated issuers were the top performers. Security selection within diversified telecommunications services and security selection within CCC-rated issuers were additive. An underweight to and security selection within Information Technology (IT) services and an overweight to BB-rated issuers versus the Index were the top detractors. Security selection within and an overweight to health care providers & services detracted, as did an underweight to pharmaceuticals.

Performance Attribution

Top Contributors

Top Detractors

  Security selection within and an underweight to software versus the Index

  Security selection within B-rated issuers

  Security selection within diversified telecommunications services, and selection within CCC-rated issuers

  An underweight to and security selection within IT services

  An overweight to BB-rated issuers

  Security selection within and an overweight to health care providers & services

  Underweight to pharmaceuticals versus the Index

Performance Past Does Not Indicate Future [Text]	The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted.
Line Graph [Table Text Block]
	Institutional Class $1,558,100	Bloomberg U.S. Aggregate Bond Index $1,159,300	Morningstar LSTA U.S. Leveraged Loan Index $1,616,900
10/31/14	$1,000,000	$1,000,000	$1,000,000
10/31/15	$1,014,800	$1,019,600	$1,004,800
10/31/16	$1,060,600	$1,064,100	$1,070,400
10/31/17	$1,104,500	$1,073,700	$1,124,600
10/31/18	$1,142,600	$1,051,700	$1,175,600
10/31/19	$1,166,900	$1,172,700	$1,207,000
10/31/20	$1,199,800	$1,245,300	$1,227,800
10/31/21	$1,297,300	$1,239,300	$1,331,800
10/31/22	$1,258,800	$1,045,000	$1,306,800
10/31/23	$1,405,800	$1,048,700	$1,462,500
10/31/24	$1,558,100	$1,159,300	$1,616,900

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Institutional Class	10.83%	5.95%	4.53%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%
Morningstar LSTA U.S. Leveraged Loan Index	10.56%	6.02%	4.92%

Performance Table Market Index Changed [Text Block]

On July 24, 2024, the Fund began comparing its performance to the Bloomberg U.S. Aggregate Bond Index in order to satisfy a change in regulatory requirements. The Morningstar LSTA U.S. Leveraged Loan Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund's investment strategy than the Bloomberg U.S. Aggregate Bond Index.

AssetsNet	$ 449,298,707
Holdings Count | Holding	373
Advisory Fees Paid, Amount	$ 1,416,768
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$449,298,707
Number of Portfolio Holdings	373
Portfolio Turnover Rate	76%
Total Investment Advisory Fees Paid	$1,416,768

Holdings [Text Block]

Top Ten Industry Allocation

(as a % of Total InvestmentsFootnote Reference*)

Health Care	8.0%
Electronics - Electrical	7.6%
Investment Companies	7.3%
Business Equipment & Services	5.6%
Financial Intermediaries	3.6%
Oil & Gas	3.6%
Utilities	3.6%
Industrial Equipment	3.2%
Aerospace & Defense	3.1%
Chemicals	2.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	7.3%
Southern Veterinary Partners LLC	0.7%
Zayo Group Holdings, Inc.	0.6%
Waterbridge Midstream Operating LLC	0.6%
Peraton Corp.	0.6%
CSC Holdings LLC	0.6%
Boost Newco Borrower LLC	0.6%
Star Parent, Inc.	0.6%
Aveanna Healthcare LLC	0.6%
Athenahealth Group, Inc.	0.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000082158
Shareholder Report [Line Items]
Fund Name	Floating Rate Income Fund
Class Name	Class A
Trading Symbol	NFIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.nb.com/en/us/products/mutual-funds/floating-rate-income-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	www.nb.com/en/us/products/mutual-funds/floating-rate-income-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$103	0.98%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Relative to the Morningstar LSTA U.S. Leveraged Loan Index (the Index), security selection within and an underweight to software and security selection within B-rated issuers were the top performers. Security selection within diversified telecommunications services and security selection within CCC-rated issuers were additive. An underweight to and security selection within Information Technology (IT) services and an overweight to BB-rated issuers versus the Index were the top detractors. Security selection within and an overweight to health care providers & services detracted, as did an underweight to pharmaceuticals.

Performance Attribution

Top Contributors

Top Detractors

  Security selection within and an underweight to software versus the Index

  Security selection within B-rated issuers

  Security selection within diversified telecommunications services, and selection within CCC-rated issuers

  An underweight to and security selection within IT services

  An overweight to BB-rated issuers

  Security selection within and an overweight to health care providers & services

  Underweight to pharmaceuticals versus the Index

Performance Past Does Not Indicate Future [Text]	The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted.
Line Graph [Table Text Block]
	Class A (including sales charge) $14,376	Bloomberg U.S. Aggregate Bond Index $11,593	Morningstar LSTA U.S. Leveraged Loan Index $16,169
10/31/14	$9,575	$10,000	$10,000
10/31/15	$9,670	$10,196	$10,048
10/31/16	$10,080	$10,641	$10,704
10/31/17	$10,458	$10,737	$11,246
10/31/18	$10,779	$10,517	$11,756
10/31/19	$10,968	$11,727	$12,070
10/31/20	$11,236	$12,453	$12,278
10/31/21	$12,104	$12,393	$13,318
10/31/22	$11,701	$10,450	$13,068
10/31/23	$13,019	$10,487	$14,625
10/31/24	$14,376	$11,593	$16,169

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class A (at NAV)	10.42%	5.56%	4.15%
Class A (including sales charge)	5.75%	4.66%	3.70%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%
Morningstar LSTA U.S. Leveraged Loan Index	10.56%	6.02%	4.92%

Performance Table Market Index Changed [Text Block]

On July 24, 2024, the Fund began comparing its performance to the Bloomberg U.S. Aggregate Bond Index in order to satisfy a change in regulatory requirements. The Morningstar LSTA U.S. Leveraged Loan Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund's investment strategy than the Bloomberg U.S. Aggregate Bond Index.

AssetsNet	$ 449,298,707
Holdings Count | Holding	373
Advisory Fees Paid, Amount	$ 1,416,768
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$449,298,707
Number of Portfolio Holdings	373
Portfolio Turnover Rate	76%
Total Investment Advisory Fees Paid	$1,416,768

Holdings [Text Block]

Top Ten Industry Allocation

(as a % of Total InvestmentsFootnote Reference*)

Health Care	8.0%
Electronics - Electrical	7.6%
Investment Companies	7.3%
Business Equipment & Services	5.6%
Financial Intermediaries	3.6%
Oil & Gas	3.6%
Utilities	3.6%
Industrial Equipment	3.2%
Aerospace & Defense	3.1%
Chemicals	2.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	7.3%
Southern Veterinary Partners LLC	0.7%
Zayo Group Holdings, Inc.	0.6%
Waterbridge Midstream Operating LLC	0.6%
Peraton Corp.	0.6%
CSC Holdings LLC	0.6%
Boost Newco Borrower LLC	0.6%
Star Parent, Inc.	0.6%
Aveanna Healthcare LLC	0.6%
Athenahealth Group, Inc.	0.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000082159
Shareholder Report [Line Items]
Fund Name	Floating Rate Income Fund
Class Name	Class C
Trading Symbol	NFICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.nb.com/en/us/products/mutual-funds/floating-rate-income-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	www.nb.com/en/us/products/mutual-funds/floating-rate-income-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$181	1.73%

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.73%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Relative to the Morningstar LSTA U.S. Leveraged Loan Index (the Index), security selection within and an underweight to software and security selection within B-rated issuers were the top performers. Security selection within diversified telecommunications services and security selection within CCC-rated issuers were additive. An underweight to and security selection within Information Technology (IT) services and an overweight to BB-rated issuers versus the Index were the top detractors. Security selection within and an overweight to health care providers & services detracted, as did an underweight to pharmaceuticals.

Performance Attribution

Top Contributors

Top Detractors

  Security selection within and an underweight to software versus the Index

  Security selection within B-rated issuers

  Security selection within diversified telecommunications services, and selection within CCC-rated issuers

  An underweight to and security selection within IT services

  An overweight to BB-rated issuers

  Security selection within and an overweight to health care providers & services

  Underweight to pharmaceuticals versus the Index

Performance Past Does Not Indicate Future [Text]	The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted.
Line Graph [Table Text Block]
	Class C (including sales charge) $13,918	Bloomberg U.S. Aggregate Bond Index $11,593	Morningstar LSTA U.S. Leveraged Loan Index $16,169
10/31/14	$10,000	$10,000	$10,000
10/31/15	$10,035	$10,196	$10,048
10/31/16	$10,372	$10,641	$10,704
10/31/17	$10,682	$10,737	$11,246
10/31/18	$10,927	$10,517	$11,756
10/31/19	$11,035	$11,727	$12,070
10/31/20	$11,221	$12,453	$12,278
10/31/21	$11,985	$12,393	$13,318
10/31/22	$11,510	$10,450	$13,068
10/31/23	$12,711	$10,487	$14,625
10/31/24	$13,918	$11,593	$16,169

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class C (at NAV)	9.49%	4.75%	3.36%
Class C (including sales charge)	8.49%	4.75%	3.36%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%
Morningstar LSTA U.S. Leveraged Loan Index	10.56%	6.02%	4.92%

Performance Table Market Index Changed [Text Block]

On July 24, 2024, the Fund began comparing its performance to the Bloomberg U.S. Aggregate Bond Index in order to satisfy a change in regulatory requirements. The Morningstar LSTA U.S. Leveraged Loan Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund's investment strategy than the Bloomberg U.S. Aggregate Bond Index.

AssetsNet	$ 449,298,707
Holdings Count | Holding	373
Advisory Fees Paid, Amount	$ 1,416,768
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$449,298,707
Number of Portfolio Holdings	373
Portfolio Turnover Rate	76%
Total Investment Advisory Fees Paid	$1,416,768

Holdings [Text Block]

Top Ten Industry Allocation

(as a % of Total InvestmentsFootnote Reference*)

Health Care	8.0%
Electronics - Electrical	7.6%
Investment Companies	7.3%
Business Equipment & Services	5.6%
Financial Intermediaries	3.6%
Oil & Gas	3.6%
Utilities	3.6%
Industrial Equipment	3.2%
Aerospace & Defense	3.1%
Chemicals	2.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	7.3%
Southern Veterinary Partners LLC	0.7%
Zayo Group Holdings, Inc.	0.6%
Waterbridge Midstream Operating LLC	0.6%
Peraton Corp.	0.6%
CSC Holdings LLC	0.6%
Boost Newco Borrower LLC	0.6%
Star Parent, Inc.	0.6%
Aveanna Healthcare LLC	0.6%
Athenahealth Group, Inc.	0.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000021322
Shareholder Report [Line Items]
Fund Name	High Income Bond Fund
Class Name	Investor Class
Trading Symbol	NHINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.nb.com/en/us/products/mutual-funds/high-income-bond-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	www.nb.com/en/us/products/mutual-funds/high-income-bond-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$95	0.88%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Relative to the ICE BofA U.S. High Yield Constrained Index (the Index), security selection within and an underweight within BB-rated securities contributed. Security selection within the Telecommunications and Utilities sectors, as well as an underweight and security selection within the Energy sector bolstered returns. Performance was negatively impacted by security selection within the CCC and below rated securities. An underweight and security selection in both the Healthcare and Diversified Financial Services sectors also detracted from the Fund's overall results.

Performance Attribution

Top Contributors

Top Detractors

  Security selection and an underweight versus the Index within BB-rated securities

  Security selection within B-rated securities

  Security selection within the Telecommunications and Utilities sectors

  Underweight and security selection within Energy sector

  Security selection within CCC and below rated securities

  Underweight versus the Index and security selection within the Health Care and Diversified Financial Services sectors

Performance Past Does Not Indicate Future [Text]	The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted.
Line Graph [Table Text Block]
	Investor Class $14,449	Bloomberg U.S. Aggregate Bond Index $11,593	ICE BofA U.S. High Yield Constrained Index $15,939
10/31/14	$10,000	$10,000	$10,000
10/31/15	$9,739	$10,196	$9,797
10/31/16	$10,508	$10,641	$10,795
10/31/17	$11,227	$10,737	$11,781
10/31/18	$11,243	$10,517	$11,883
10/31/19	$12,111	$11,727	$12,872
10/31/20	$12,456	$12,453	$13,187
10/31/21	$13,603	$12,393	$14,604
10/31/22	$12,022	$10,450	$12,932
10/31/23	$12,507	$10,487	$13,683
10/31/24	$14,449	$11,593	$15,939

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Investor Class	15.52%	3.59%	3.75%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%
ICE BofA U.S. High Yield Constrained Index	16.49%	4.37%	4.77%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]

On July 24, 2024, the Fund began comparing its performance to the Bloomberg U.S. Aggregate Bond Index in order to satisfy a change in regulatory requirements. The ICE BofA U.S. High Yield Constrained Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund's investment strategy than the Bloomberg U.S. Aggregate Bond Index.

AssetsNet	$ 628,340,418
Holdings Count | Holding	604
Advisory Fees Paid, Amount	$ 3,086,786
InvestmentCompanyPortfolioTurnover	102.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$628,340,418
Number of Portfolio Holdings	604
Portfolio Turnover Rate	102%
Total Investment Advisory Fees Paid	$3,086,786

Holdings [Text Block]

Top Ten Industry Allocation

(as a % of Total InvestmentsFootnote Reference*)

Media	6.2%
Pipelines	5.4%
Commercial Services	5.2%
Chemicals	5.0%
Electric	4.7%
Telecommunications	4.5%
Retail	4.4%
Diversified Financial Services	4.0%
Insurance	3.9%
Healthcare - Services	3.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	2.7%
CCO Holdings LLC/CCO Holdings Capital Corp.	2.3%
TransDigm, Inc.	1.5%
CSC Holdings LLC	1.3%
NRG Energy, Inc.	1.0%
Medline Borrower LP	0.9%
Venture Global LNG, Inc.	0.9%
Vistra Operations Co. LLC	0.8%
Olympus Water U.S. Holding Corp.	0.8%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer	0.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000064460
Shareholder Report [Line Items]
Fund Name	High Income Bond Fund
Class Name	Institutional Class
Trading Symbol	NHILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.nb.com/en/us/products/mutual-funds/high-income-bond-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	www.nb.com/en/us/products/mutual-funds/high-income-bond-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$77	0.71%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Relative to the ICE BofA U.S. High Yield Constrained Index (the Index), security selection within and an underweight within BB-rated securities contributed. Security selection within the Telecommunications and Utilities sectors, as well as an underweight and security selection within the Energy sector bolstered returns. Performance was negatively impacted by security selection within the CCC and below rated securities. An underweight and security selection in both the Healthcare and Diversified Financial Services sectors also detracted from the Fund's overall results.

Performance Attribution

Top Contributors

Top Detractors

  Security selection and an underweight versus the Index within BB-rated securities

  Security selection within B-rated securities

  Security selection within the Telecommunications and Utilities sectors

  Underweight and security selection within Energy sector

  Security selection within CCC and below rated securities

  Underweight versus the Index and security selection within the Health Care and Diversified Financial Services sectors

Performance Past Does Not Indicate Future [Text]	The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted.
Line Graph [Table Text Block]
	Institutional Class $1,467,300	Bloomberg U.S. Aggregate Bond Index $1,159,300	ICE BofA U.S. High Yield Constrained Index $1,593,900
10/31/14	$1,000,000	$1,000,000	$1,000,000
10/31/15	$975,400	$1,019,600	$979,700
10/31/16	$1,055,100	$1,064,100	$1,079,500
10/31/17	$1,127,100	$1,073,700	$1,178,100
10/31/18	$1,130,600	$1,051,700	$1,188,300
10/31/19	$1,219,800	$1,172,700	$1,287,200
10/31/20	$1,256,600	$1,245,300	$1,318,700
10/31/21	$1,374,400	$1,239,300	$1,460,400
10/31/22	$1,216,900	$1,045,000	$1,293,200
10/31/23	$1,268,100	$1,048,700	$1,368,300
10/31/24	$1,467,300	$1,159,300	$1,593,900

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Institutional Class	15.71%	3.76%	3.91%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%
ICE BofA U.S. High Yield Constrained Index	16.49%	4.37%	4.77%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]

On July 24, 2024, the Fund began comparing its performance to the Bloomberg U.S. Aggregate Bond Index in order to satisfy a change in regulatory requirements. The ICE BofA U.S. High Yield Constrained Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund's investment strategy than the Bloomberg U.S. Aggregate Bond Index.

AssetsNet	$ 628,340,418
Holdings Count | Holding	604
Advisory Fees Paid, Amount	$ 3,086,786
InvestmentCompanyPortfolioTurnover	102.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$628,340,418
Number of Portfolio Holdings	604
Portfolio Turnover Rate	102%
Total Investment Advisory Fees Paid	$3,086,786

Holdings [Text Block]

Top Ten Industry Allocation

(as a % of Total InvestmentsFootnote Reference*)

Media	6.2%
Pipelines	5.4%
Commercial Services	5.2%
Chemicals	5.0%
Electric	4.7%
Telecommunications	4.5%
Retail	4.4%
Diversified Financial Services	4.0%
Insurance	3.9%
Healthcare - Services	3.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	2.7%
CCO Holdings LLC/CCO Holdings Capital Corp.	2.3%
TransDigm, Inc.	1.5%
CSC Holdings LLC	1.3%
NRG Energy, Inc.	1.0%
Medline Borrower LP	0.9%
Venture Global LNG, Inc.	0.9%
Vistra Operations Co. LLC	0.8%
Olympus Water U.S. Holding Corp.	0.8%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer	0.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000077167
Shareholder Report [Line Items]
Fund Name	High Income Bond Fund
Class Name	Class A
Trading Symbol	NHIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.nb.com/en/us/products/mutual-funds/high-income-bond-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	www.nb.com/en/us/products/mutual-funds/high-income-bond-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$118	1.10%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Relative to the ICE BofA U.S. High Yield Constrained Index (the Index), security selection within and an underweight within BB-rated securities contributed. Security selection within the Telecommunications and Utilities sectors, as well as an underweight and security selection within the Energy sector bolstered returns. Performance was negatively impacted by security selection within the CCC and below rated securities. An underweight and security selection in both the Healthcare and Diversified Financial Services sectors also detracted from the Fund's overall results.

Performance Attribution

Top Contributors

Top Detractors

  Security selection and an underweight versus the Index within BB-rated securities

  Security selection within B-rated securities

  Security selection within the Telecommunications and Utilities sectors

  Underweight and security selection within Energy sector

  Security selection within CCC and below rated securities

  Underweight versus the Index and security selection within the Health Care and Diversified Financial Services sectors

Performance Past Does Not Indicate Future [Text]	The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted.
Line Graph [Table Text Block]
	Class A (including sales charge) $13,481	Bloomberg U.S. Aggregate Bond Index $11,593	ICE BofA U.S. High Yield Constrained Index $15,939
10/31/14	$9,575	$10,000	$10,000
10/31/15	$9,303	$10,196	$9,797
10/31/16	$10,015	$10,641	$10,795
10/31/17	$10,665	$10,737	$11,781
10/31/18	$10,651	$10,517	$11,883
10/31/19	$11,443	$11,727	$12,872
10/31/20	$11,737	$12,453	$13,187
10/31/21	$12,782	$12,393	$14,604
10/31/22	$11,267	$10,450	$12,932
10/31/23	$11,695	$10,487	$13,683
10/31/24	$13,481	$11,593	$15,939

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class A (at NAV)	15.28%	3.33%	3.48%
Class A (including sales charge)	10.45%	2.43%	3.03%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%
ICE BofA U.S. High Yield Constrained Index	16.49%	4.37%	4.77%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]

On July 24, 2024, the Fund began comparing its performance to the Bloomberg U.S. Aggregate Bond Index in order to satisfy a change in regulatory requirements. The ICE BofA U.S. High Yield Constrained Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund's investment strategy than the Bloomberg U.S. Aggregate Bond Index.

AssetsNet	$ 628,340,418
Holdings Count | Holding	604
Advisory Fees Paid, Amount	$ 3,086,786
InvestmentCompanyPortfolioTurnover	102.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$628,340,418
Number of Portfolio Holdings	604
Portfolio Turnover Rate	102%
Total Investment Advisory Fees Paid	$3,086,786

Holdings [Text Block]

Top Ten Industry Allocation

(as a % of Total InvestmentsFootnote Reference*)

Media	6.2%
Pipelines	5.4%
Commercial Services	5.2%
Chemicals	5.0%
Electric	4.7%
Telecommunications	4.5%
Retail	4.4%
Diversified Financial Services	4.0%
Insurance	3.9%
Healthcare - Services	3.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	2.7%
CCO Holdings LLC/CCO Holdings Capital Corp.	2.3%
TransDigm, Inc.	1.5%
CSC Holdings LLC	1.3%
NRG Energy, Inc.	1.0%
Medline Borrower LP	0.9%
Venture Global LNG, Inc.	0.9%
Vistra Operations Co. LLC	0.8%
Olympus Water U.S. Holding Corp.	0.8%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer	0.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000077168
Shareholder Report [Line Items]
Fund Name	High Income Bond Fund
Class Name	Class C
Trading Symbol	NHICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.nb.com/en/us/products/mutual-funds/high-income-bond-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	www.nb.com/en/us/products/mutual-funds/high-income-bond-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$200	1.87%

Expenses Paid, Amount	$ 200
Expense Ratio, Percent	1.87%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Relative to the ICE BofA U.S. High Yield Constrained Index (the Index), security selection within and an underweight within BB-rated securities contributed. Security selection within the Telecommunications and Utilities sectors, as well as an underweight and security selection within the Energy sector bolstered returns. Performance was negatively impacted by security selection within the CCC and below rated securities. An underweight and security selection in both the Healthcare and Diversified Financial Services sectors also detracted from the Fund's overall results.

Performance Attribution

Top Contributors

Top Detractors

  Security selection and an underweight versus the Index within BB-rated securities

  Security selection within B-rated securities

  Security selection within the Telecommunications and Utilities sectors

  Underweight and security selection within Energy sector

  Security selection within CCC and below rated securities

  Underweight versus the Index and security selection within the Health Care and Diversified Financial Services sectors

Performance Past Does Not Indicate Future [Text]	The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted.
Line Graph [Table Text Block]
	Class C (including sales charge) $13,106	Bloomberg U.S. Aggregate Bond Index $11,593	ICE BofA U.S. High Yield Constrained Index $15,939
10/31/14	$10,000	$10,000	$10,000
10/31/15	$9,645	$10,196	$9,797
10/31/16	$10,318	$10,641	$10,795
10/31/17	$10,913	$10,737	$11,781
10/31/18	$10,812	$10,517	$11,883
10/31/19	$11,548	$11,727	$12,872
10/31/20	$11,749	$12,453	$13,187
10/31/21	$12,721	$12,393	$14,604
10/31/22	$11,137	$10,450	$12,932
10/31/23	$11,458	$10,487	$13,683
10/31/24	$13,106	$11,593	$15,939

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class C (at NAV)	14.39%	2.56%	2.74%
Class C (including sales charge)	13.39%	2.56%	2.74%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%
ICE BofA U.S. High Yield Constrained Index	16.49%	4.37%	4.77%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]

On July 24, 2024, the Fund began comparing its performance to the Bloomberg U.S. Aggregate Bond Index in order to satisfy a change in regulatory requirements. The ICE BofA U.S. High Yield Constrained Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund's investment strategy than the Bloomberg U.S. Aggregate Bond Index.

AssetsNet	$ 628,340,418
Holdings Count | Holding	604
Advisory Fees Paid, Amount	$ 3,086,786
InvestmentCompanyPortfolioTurnover	102.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$628,340,418
Number of Portfolio Holdings	604
Portfolio Turnover Rate	102%
Total Investment Advisory Fees Paid	$3,086,786

Holdings [Text Block]

Top Ten Industry Allocation

(as a % of Total InvestmentsFootnote Reference*)

Media	6.2%
Pipelines	5.4%
Commercial Services	5.2%
Chemicals	5.0%
Electric	4.7%
Telecommunications	4.5%
Retail	4.4%
Diversified Financial Services	4.0%
Insurance	3.9%
Healthcare - Services	3.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	2.7%
CCO Holdings LLC/CCO Holdings Capital Corp.	2.3%
TransDigm, Inc.	1.5%
CSC Holdings LLC	1.3%
NRG Energy, Inc.	1.0%
Medline Borrower LP	0.9%
Venture Global LNG, Inc.	0.9%
Vistra Operations Co. LLC	0.8%
Olympus Water U.S. Holding Corp.	0.8%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer	0.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000077170
Shareholder Report [Line Items]
Fund Name	High Income Bond Fund
Class Name	Class R3
Trading Symbol	NHIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.nb.com/en/us/products/mutual-funds/high-income-bond-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	www.nb.com/en/us/products/mutual-funds/high-income-bond-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$145	1.35%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Relative to the ICE BofA U.S. High Yield Constrained Index (the Index), security selection within and an underweight within BB-rated securities contributed. Security selection within the Telecommunications and Utilities sectors, as well as an underweight and security selection within the Energy sector bolstered returns. Performance was negatively impacted by security selection within the CCC and below rated securities. An underweight and security selection in both the Healthcare and Diversified Financial Services sectors also detracted from the Fund's overall results.

Performance Attribution

Top Contributors

Top Detractors

  Security selection and an underweight versus the Index within BB-rated securities

  Security selection within B-rated securities

  Security selection within the Telecommunications and Utilities sectors

  Underweight and security selection within Energy sector

  Security selection within CCC and below rated securities

  Underweight versus the Index and security selection within the Health Care and Diversified Financial Services sectors

Performance Past Does Not Indicate Future [Text]	The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted.
Line Graph [Table Text Block]
	Class R3 $13,766	Bloomberg U.S. Aggregate Bond Index $11,593	ICE BofA U.S. High Yield Constrained Index $15,939
10/31/14	$10,000	$10,000	$10,000
10/31/15	$9,692	$10,196	$9,797
10/31/16	$10,417	$10,641	$10,795
10/31/17	$11,063	$10,737	$11,781
10/31/18	$11,008	$10,517	$11,883
10/31/19	$11,819	$11,727	$12,872
10/31/20	$12,096	$12,453	$13,187
10/31/21	$13,147	$12,393	$14,604
10/31/22	$11,564	$10,450	$12,932
10/31/23	$11,973	$10,487	$13,683
10/31/24	$13,766	$11,593	$15,939

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class R3	14.97%	3.10%	3.25%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%
ICE BofA U.S. High Yield Constrained Index	16.49%	4.37%	4.77%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]

On July 24, 2024, the Fund began comparing its performance to the Bloomberg U.S. Aggregate Bond Index in order to satisfy a change in regulatory requirements. The ICE BofA U.S. High Yield Constrained Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund's investment strategy than the Bloomberg U.S. Aggregate Bond Index.

AssetsNet	$ 628,340,418
Holdings Count | Holding	604
Advisory Fees Paid, Amount	$ 3,086,786
InvestmentCompanyPortfolioTurnover	102.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$628,340,418
Number of Portfolio Holdings	604
Portfolio Turnover Rate	102%
Total Investment Advisory Fees Paid	$3,086,786

Holdings [Text Block]

Top Ten Industry Allocation

(as a % of Total InvestmentsFootnote Reference*)

Media	6.2%
Pipelines	5.4%
Commercial Services	5.2%
Chemicals	5.0%
Electric	4.7%
Telecommunications	4.5%
Retail	4.4%
Diversified Financial Services	4.0%
Insurance	3.9%
Healthcare - Services	3.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	2.7%
CCO Holdings LLC/CCO Holdings Capital Corp.	2.3%
TransDigm, Inc.	1.5%
CSC Holdings LLC	1.3%
NRG Energy, Inc.	1.0%
Medline Borrower LP	0.9%
Venture Global LNG, Inc.	0.9%
Vistra Operations Co. LLC	0.8%
Olympus Water U.S. Holding Corp.	0.8%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer	0.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000125075
Shareholder Report [Line Items]
Fund Name	High Income Bond Fund
Class Name	Class R6
Trading Symbol	NRHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.nb.com/en/us/products/mutual-funds/high-income-bond-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	www.nb.com/en/us/products/mutual-funds/high-income-bond-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$66	0.61%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Relative to the ICE BofA U.S. High Yield Constrained Index (the Index), security selection within and an underweight within BB-rated securities contributed. Security selection within the Telecommunications and Utilities sectors, as well as an underweight and security selection within the Energy sector bolstered returns. Performance was negatively impacted by security selection within the CCC and below rated securities. An underweight and security selection in both the Healthcare and Diversified Financial Services sectors also detracted from the Fund's overall results.

Performance Attribution

Top Contributors

Top Detractors

  Security selection and an underweight versus the Index within BB-rated securities

  Security selection within B-rated securities

  Security selection within the Telecommunications and Utilities sectors

  Underweight and security selection within Energy sector

  Security selection within CCC and below rated securities

  Underweight versus the Index and security selection within the Health Care and Diversified Financial Services sectors

Performance Past Does Not Indicate Future [Text]	The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted.
Line Graph [Table Text Block]
	Class R6 $14,824	Bloomberg U.S. Aggregate Bond Index $11,593	ICE BofA U.S. High Yield Constrained Index $15,939
10/31/14	$10,000	$10,000	$10,000
10/31/15	$9,761	$10,196	$9,797
10/31/16	$10,568	$10,641	$10,795
10/31/17	$11,311	$10,737	$11,781
10/31/18	$11,340	$10,517	$11,883
10/31/19	$12,261	$11,727	$12,872
10/31/20	$12,643	$12,453	$13,187
10/31/21	$13,842	$12,393	$14,604
10/31/22	$12,271	$10,450	$12,932
10/31/23	$12,800	$10,487	$13,683
10/31/24	$14,824	$11,593	$15,939

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class R6	15.81%	3.87%	4.01%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%
ICE BofA U.S. High Yield Constrained Index	16.49%	4.37%	4.77%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]

On July 24, 2024, the Fund began comparing its performance to the Bloomberg U.S. Aggregate Bond Index in order to satisfy a change in regulatory requirements. The ICE BofA U.S. High Yield Constrained Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund's investment strategy than the Bloomberg U.S. Aggregate Bond Index.

AssetsNet	$ 628,340,418
Holdings Count | Holding	604
Advisory Fees Paid, Amount	$ 3,086,786
InvestmentCompanyPortfolioTurnover	102.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$628,340,418
Number of Portfolio Holdings	604
Portfolio Turnover Rate	102%
Total Investment Advisory Fees Paid	$3,086,786

Holdings [Text Block]

Top Ten Industry Allocation

(as a % of Total InvestmentsFootnote Reference*)

Media	6.2%
Pipelines	5.4%
Commercial Services	5.2%
Chemicals	5.0%
Electric	4.7%
Telecommunications	4.5%
Retail	4.4%
Diversified Financial Services	4.0%
Insurance	3.9%
Healthcare - Services	3.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	2.7%
CCO Holdings LLC/CCO Holdings Capital Corp.	2.3%
TransDigm, Inc.	1.5%
CSC Holdings LLC	1.3%
NRG Energy, Inc.	1.0%
Medline Borrower LP	0.9%
Venture Global LNG, Inc.	0.9%
Vistra Operations Co. LLC	0.8%
Olympus Water U.S. Holding Corp.	0.8%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer	0.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000228875
Shareholder Report [Line Items]
Fund Name	High Income Bond Fund
Class Name	Class E
Trading Symbol	NHIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.nb.com/en/us/products/mutual-funds/high-income-bond-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	www.nb.com/en/us/products/mutual-funds/high-income-bond-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Relative to the ICE BofA U.S. High Yield Constrained Index (the Index), security selection within and an underweight within BB-rated securities contributed. Security selection within the Telecommunications and Utilities sectors, as well as an underweight and security selection within the Energy sector bolstered returns. Performance was negatively impacted by security selection within the CCC and below rated securities. An underweight and security selection in both the Healthcare and Diversified Financial Services sectors also detracted from the Fund's overall results.

Performance Attribution

Top Contributors

Top Detractors

  Security selection and an underweight versus the Index within BB-rated securities

  Security selection within B-rated securities

  Security selection within the Telecommunications and Utilities sectors

  Underweight and security selection within Energy sector

  Security selection within CCC and below rated securities

  Underweight versus the Index and security selection within the Health Care and Diversified Financial Services sectors

Performance Past Does Not Indicate Future [Text]	The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted.
Line Graph [Table Text Block]
	Class E $14,758	Bloomberg U.S. Aggregate Bond Index $11,593	ICE BofA U.S. High Yield Constrained Index $15,939
10/31/14	$10,000	$10,000	$10,000
10/31/15	$9,739	$10,196	$9,797
10/31/16	$10,508	$10,641	$10,795
10/31/17	$11,227	$10,737	$11,781
10/31/18	$11,243	$10,517	$11,883
10/31/19	$12,111	$11,727	$12,872
10/31/20	$12,456	$12,453	$13,187
10/31/21	$13,603	$12,393	$14,604
10/31/22	$12,087	$10,450	$12,932
10/31/23	$12,674	$10,487	$13,683
10/31/24	$14,758	$11,593	$15,939

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class E	16.44%	4.03%	3.97%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%
ICE BofA U.S. High Yield Constrained Index	16.49%	4.37%	4.77%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance prior to Class E's inception date of January 11, 2022 is that of the Fund's Investor Class, which had higher expenses than Class E so its performance typically would have been lower than that of Class E.
Performance Table Market Index Changed [Text Block]

On July 24, 2024, the Fund began comparing its performance to the Bloomberg U.S. Aggregate Bond Index in order to satisfy a change in regulatory requirements. The ICE BofA U.S. High Yield Constrained Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund's investment strategy than the Bloomberg U.S. Aggregate Bond Index.

AssetsNet	$ 628,340,418
Holdings Count | Holding	604
Advisory Fees Paid, Amount	$ 3,086,786
InvestmentCompanyPortfolioTurnover	102.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$628,340,418
Number of Portfolio Holdings	604
Portfolio Turnover Rate	102%
Total Investment Advisory Fees Paid	$3,086,786

Holdings [Text Block]

Top Ten Industry Allocation

(as a % of Total InvestmentsFootnote Reference*)

Media	6.2%
Pipelines	5.4%
Commercial Services	5.2%
Chemicals	5.0%
Electric	4.7%
Telecommunications	4.5%
Retail	4.4%
Diversified Financial Services	4.0%
Insurance	3.9%
Healthcare - Services	3.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	2.7%
CCO Holdings LLC/CCO Holdings Capital Corp.	2.3%
TransDigm, Inc.	1.5%
CSC Holdings LLC	1.3%
NRG Energy, Inc.	1.0%
Medline Borrower LP	0.9%
Venture Global LNG, Inc.	0.9%
Vistra Operations Co. LLC	0.8%
Olympus Water U.S. Holding Corp.	0.8%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer	0.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000157073
Shareholder Report [Line Items]
Fund Name	Municipal High Income Fund
Class Name	Institutional Class
Trading Symbol	NMHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.nb.com/en/us/products/mutual-funds/municipal-high-income-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	www.nb.com/en/us/products/mutual-funds/municipal-high-income-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$54	0.50%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund having a long duration was beneficial as interest rates declined over the period. The Fund's emphasis on higher-yielding securities was also beneficial for returns. An overweight versus the 65% Bloomberg Municipal Bond Index and 35% Bloomberg High Yield Index (the Index) to BBB-rated securities was rewarded as these securities outperformed their high-quality counterparts. Security selection in several lower-quality project-specific finance securities negatively impacted returns. Holdings in Puerto Rico and the charter school sector detracted from performance.

Performance Attribution

Top Contributors

Top Detractors

  Duration positioning versus the Index

  Overweight to BBB-rated bonds versus the Index

  Lower-quality project-specific finance securities

  Holdings in Puerto Rico and the charter school sector

Performance Past Does Not Indicate Future [Text]	The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted.
Line Graph [Table Text Block]
	Institutional Class $1,309,300	Bloomberg Municipal Bond Index $1,245,700	65% Bloomberg Municipal Bond Index and 35% Bloomberg Municipal High Yield Index $1,330,500
6/22/15	$1,000,000	$1,000,000	$1,000,000
10/31/15	$1,022,700	$1,021,200	$1,014,100
10/31/16	$1,091,300	$1,062,600	$1,071,300
10/31/17	$1,115,700	$1,085,900	$1,097,900
10/31/18	$1,133,700	$1,080,400	$1,112,200
10/31/19	$1,242,800	$1,182,100	$1,225,600
10/31/20	$1,248,600	$1,224,600	$1,260,600
10/31/21	$1,346,400	$1,256,900	$1,328,500
10/31/22	$1,120,200	$1,106,300	$1,148,400
10/31/23	$1,129,600	$1,135,600	$1,184,100
10/31/24	$1,309,300	$1,245,700	$1,330,500

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception 6/22/15
Institutional Class	15.90%	1.05%	2.92%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.37%
65% Bloomberg Municipal Bond Index and 35% Bloomberg Municipal High Yield Index	12.37%	1.66%	3.09%

Performance Inception Date	Jun. 22, 2015
Performance Table Market Index Changed [Text Block]

On July 24, 2024, the Fund began comparing its performance to the Bloomberg Municipal Bond Index in order to satisfy a change in regulatory requirements. A blended benchmark, which is composed of 65% Bloomberg Municipal Bond Index and 35% Bloomberg Municipal High Yield Index, will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the Bloomberg Municipal Bond Index.

AssetsNet	$ 64,161,876
Holdings Count | Holding	138
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	116.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$64,161,876
Number of Portfolio Holdings	138
Portfolio Turnover Rate	116%
Total Investment Advisory Fees Paid	$0

Holdings [Text Block]

Asset Allocation

(as a % of Total InvestmentsFootnote Reference*)

Value	Value
Revenue Bonds	88.6%
General Obligations	5.4%
Tax Allocation	3.1%
Special Assessment	2.8%
Special Tax	0.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten States

(as a % of Total InvestmentsFootnote Reference*)

New York	9.8%
California	8.9%
Texas	8.0%
Florida	7.1%
Colorado	5.6%
South Carolina	4.9%
Ohio	4.6%
Wisconsin	4.1%
Alabama	4.0%
West Virginia	3.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000157071
Shareholder Report [Line Items]
Fund Name	Municipal High Income Fund
Class Name	Class A
Trading Symbol	NMHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.nb.com/en/us/products/mutual-funds/municipal-high-income-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	www.nb.com/en/us/products/mutual-funds/municipal-high-income-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$94	0.87%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund having a long duration was beneficial as interest rates declined over the period. The Fund's emphasis on higher-yielding securities was also beneficial for returns. An overweight versus the 65% Bloomberg Municipal Bond Index and 35% Bloomberg High Yield Index (the Index) to BBB-rated securities was rewarded as these securities outperformed their high-quality counterparts. Security selection in several lower-quality project-specific finance securities negatively impacted returns. Holdings in Puerto Rico and the charter school sector detracted from performance.

Performance Attribution

Top Contributors

Top Detractors

  Duration positioning versus the Index

  Overweight to BBB-rated bonds versus the Index

  Lower-quality project-specific finance securities

  Holdings in Puerto Rico and the charter school sector

Performance Past Does Not Indicate Future [Text]	The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted.
Line Graph [Table Text Block]
	Class A (including sales charge) $12,104	Bloomberg Municipal Bond Index $12,457	65% Bloomberg Municipal Bond Index and 35% Bloomberg Municipal High Yield Index $13,305
6/22/15	$9,575	$10,000	$10,000
10/31/15	$9,793	$10,212	$10,141
10/31/16	$10,401	$10,626	$10,713
10/31/17	$10,595	$10,859	$10,979
10/31/18	$10,726	$10,804	$11,122
10/31/19	$11,706	$11,821	$12,256
10/31/20	$11,716	$12,246	$12,606
10/31/21	$12,588	$12,569	$13,285
10/31/22	$10,444	$11,063	$11,484
10/31/23	$10,493	$11,356	$11,841
10/31/24	$12,104	$12,457	$13,305

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception 6/22/15
Class A (at NAV)	15.36%	0.67%	2.53%
Class A (including sales charge)	10.41%	(0.20)%	2.06%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.37%
65% Bloomberg Municipal Bond Index and 35% Bloomberg Municipal High Yield Index	12.37%	1.66%	3.09%

Performance Inception Date	Jun. 22, 2015
Performance Table Market Index Changed [Text Block]

On July 24, 2024, the Fund began comparing its performance to the Bloomberg Municipal Bond Index in order to satisfy a change in regulatory requirements. A blended benchmark, which is composed of 65% Bloomberg Municipal Bond Index and 35% Bloomberg Municipal High Yield Index, will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the Bloomberg Municipal Bond Index.

AssetsNet	$ 64,161,876
Holdings Count | Holding	138
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	116.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$64,161,876
Number of Portfolio Holdings	138
Portfolio Turnover Rate	116%
Total Investment Advisory Fees Paid	$0

Holdings [Text Block]

Asset Allocation

(as a % of Total InvestmentsFootnote Reference*)

Value	Value
Revenue Bonds	88.6%
General Obligations	5.4%
Tax Allocation	3.1%
Special Assessment	2.8%
Special Tax	0.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten States

(as a % of Total InvestmentsFootnote Reference*)

New York	9.8%
California	8.9%
Texas	8.0%
Florida	7.1%
Colorado	5.6%
South Carolina	4.9%
Ohio	4.6%
Wisconsin	4.1%
Alabama	4.0%
West Virginia	3.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000157072
Shareholder Report [Line Items]
Fund Name	Municipal High Income Fund
Class Name	Class C
Trading Symbol	NMHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.nb.com/en/us/products/mutual-funds/municipal-high-income-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	www.nb.com/en/us/products/mutual-funds/municipal-high-income-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$174	1.62%

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund having a long duration was beneficial as interest rates declined over the period. The Fund's emphasis on higher-yielding securities was also beneficial for returns. An overweight versus the 65% Bloomberg Municipal Bond Index and 35% Bloomberg High Yield Index (the Index) to BBB-rated securities was rewarded as these securities outperformed their high-quality counterparts. Security selection in several lower-quality project-specific finance securities negatively impacted returns. Holdings in Puerto Rico and the charter school sector detracted from performance.

Performance Attribution

Top Contributors

Top Detractors

  Duration positioning versus the Index

  Overweight to BBB-rated bonds versus the Index

  Lower-quality project-specific finance securities

  Holdings in Puerto Rico and the charter school sector

Performance Past Does Not Indicate Future [Text]	The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted.
Line Graph [Table Text Block]
	Class C (including sales charge) $11,804	Bloomberg Municipal Bond Index $12,457	65% Bloomberg Municipal Bond Index and 35% Bloomberg Municipal High Yield Index $13,305
6/22/15	$10,000	$10,000	$10,000
10/31/15	$10,187	$10,212	$10,141
10/31/16	$10,749	$10,626	$10,713
10/31/17	$10,879	$10,859	$10,979
10/31/18	$10,921	$10,804	$11,122
10/31/19	$11,839	$11,821	$12,256
10/31/20	$11,772	$12,246	$12,606
10/31/21	$12,553	$12,569	$13,285
10/31/22	$10,329	$11,063	$11,484
10/31/23	$10,300	$11,356	$11,841
10/31/24	$11,804	$12,457	$13,305

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception 6/22/15
Class C (at NAV)	14.61%	(0.06)%	1.79%
Class C (including sales charge)	13.61%	(0.06)%	1.79%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.37%
65% Bloomberg Municipal Bond Index and 35% Bloomberg Municipal High Yield Index	12.37%	1.66%	3.09%

Performance Inception Date	Jun. 22, 2015
Performance Table Market Index Changed [Text Block]

On July 24, 2024, the Fund began comparing its performance to the Bloomberg Municipal Bond Index in order to satisfy a change in regulatory requirements. A blended benchmark, which is composed of 65% Bloomberg Municipal Bond Index and 35% Bloomberg Municipal High Yield Index, will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the Bloomberg Municipal Bond Index.

AssetsNet	$ 64,161,876
Holdings Count | Holding	138
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	116.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$64,161,876
Number of Portfolio Holdings	138
Portfolio Turnover Rate	116%
Total Investment Advisory Fees Paid	$0

Holdings [Text Block]

Asset Allocation

(as a % of Total InvestmentsFootnote Reference*)

Value	Value
Revenue Bonds	88.6%
General Obligations	5.4%
Tax Allocation	3.1%
Special Assessment	2.8%
Special Tax	0.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten States

(as a % of Total InvestmentsFootnote Reference*)

New York	9.8%
California	8.9%
Texas	8.0%
Florida	7.1%
Colorado	5.6%
South Carolina	4.9%
Ohio	4.6%
Wisconsin	4.1%
Alabama	4.0%
West Virginia	3.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000121799
Shareholder Report [Line Items]
Fund Name	Municipal Impact Fund
Class Name	Institutional Class
Trading Symbol	NMIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.nb.com/en/us/products/mutual-funds/municipal-impact-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	www.nb.com/en/us/products/mutual-funds/municipal-impact-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$45	0.43%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Having a shorter duration than the Bloomberg Municipal Bond Index (the Index) detracted from the Fund’s performance as interest rates declined over the period. In terms of security selection, several lower-quality project-specific finance securities negatively impacted returns. Conversely, the Fund’s higher-yielding securities were advantageous for results. Security selection in the charter school, sewer and housing sectors was beneficial. Security selection of BBB-rated bonds was also additive for performance. In making such security selections, the Fund focused on sustainable issuers with what we viewed as having best-in-class operations, with managements that make sound financial decisions.

Performance Attribution

Top Contributors

Top Detractors

  Security selection in the charter school, sewer and housing sectors

  Security selection of BBB-rated bonds

  Duration positioning versus the Index

  Lower-quality project-specific finance securities

Performance Past Does Not Indicate Future [Text]	The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted.
Line Graph [Table Text Block]
	Institutional Class $1,166,700	Bloomberg Municipal Bond Index $1,254,800
10/31/14	$1,000,000	$1,000,000
10/31/15	$1,019,900	$1,028,700
10/31/16	$1,054,300	$1,070,400
10/31/17	$1,063,200	$1,093,900
10/31/18	$1,046,100	$1,088,300
10/31/19	$1,139,500	$1,190,800
10/31/20	$1,176,900	$1,233,600
10/31/21	$1,195,700	$1,266,100
10/31/22	$1,065,600	$1,114,400
10/31/23	$1,077,500	$1,143,900
10/31/24	$1,166,700	$1,254,800

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Institutional Class	8.27%	0.47%	1.55%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.
AssetsNet	$ 74,393,565
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$74,393,565
Number of Portfolio Holdings	113
Portfolio Turnover Rate	69%
Total Investment Advisory Fees Paid	$0

Holdings [Text Block]

Asset Allocation

(as a % of Total InvestmentsFootnote Reference*)

Value	Value
Revenue Bonds	71.7%
General Obligations	24.6%
Certificate Participation	2.3%
Pre-Refunded	1.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten States

(as a % of Total InvestmentsFootnote Reference*)

Michigan	11.4%
New York	11.0%
Texas	9.2%
Illinois	7.1%
Kentucky	6.8%
West Virginia	6.0%
Indiana	4.7%
Florida	4.2%
Oklahoma	4.0%
South Carolina	3.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000201844
Shareholder Report [Line Items]
Fund Name	Municipal Impact Fund
Class Name	Class A
Trading Symbol	NIMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.nb.com/en/us/products/mutual-funds/municipal-impact-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	www.nb.com/en/us/products/mutual-funds/municipal-impact-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$83	0.80%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Having a shorter duration than the Bloomberg Municipal Bond Index (the Index) detracted from the Fund’s performance as interest rates declined over the period. In terms of security selection, several lower-quality project-specific finance securities negatively impacted returns. Conversely, the Fund’s higher-yielding securities were advantageous for results. Security selection in the charter school, sewer and housing sectors was beneficial. Security selection of BBB-rated bonds was also additive for performance. In making such security selections, the Fund focused on sustainable issuers with what we viewed as having best-in-class operations, with managements that make sound financial decisions.

Performance Attribution

Top Contributors

Top Detractors

  Security selection in the charter school, sewer and housing sectors

  Security selection of BBB-rated bonds

  Duration positioning versus the Index

  Lower-quality project-specific finance securities

Performance Past Does Not Indicate Future [Text]	The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted.
Line Graph [Table Text Block]
	Class A (including sales charge) $10,909	Bloomberg Municipal Bond Index $12,548
10/31/14	$9,575	$10,000
10/31/15	$9,766	$10,287
10/31/16	$10,095	$10,704
10/31/17	$10,180	$10,939
10/31/18	$10,003	$10,883
10/31/19	$10,860	$11,908
10/31/20	$11,175	$12,336
10/31/21	$11,311	$12,661
10/31/22	$10,038	$11,144
10/31/23	$10,119	$11,439
10/31/24	$10,909	$12,548

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class A (at NAV)	7.80%	0.09%	1.31%
Class A (including sales charge)	3.23%	(0.77)%	0.87%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance prior to Class A's inception date of June 19, 2018, is that of the Fund's Institutional Class, which had lower expenses than Class A so its performance typically would have been higher than that of Class A.
AssetsNet	$ 74,393,565
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$74,393,565
Number of Portfolio Holdings	113
Portfolio Turnover Rate	69%
Total Investment Advisory Fees Paid	$0

Holdings [Text Block]

Asset Allocation

(as a % of Total InvestmentsFootnote Reference*)

Value	Value
Revenue Bonds	71.7%
General Obligations	24.6%
Certificate Participation	2.3%
Pre-Refunded	1.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten States

(as a % of Total InvestmentsFootnote Reference*)

Michigan	11.4%
New York	11.0%
Texas	9.2%
Illinois	7.1%
Kentucky	6.8%
West Virginia	6.0%
Indiana	4.7%
Florida	4.2%
Oklahoma	4.0%
South Carolina	3.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000201845
Shareholder Report [Line Items]
Fund Name	Municipal Impact Fund
Class Name	Class C
Trading Symbol	NIMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.nb.com/en/us/products/mutual-funds/municipal-impact-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	www.nb.com/en/us/products/mutual-funds/municipal-impact-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$160	1.55%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Having a shorter duration than the Bloomberg Municipal Bond Index (the Index) detracted from the Fund’s performance as interest rates declined over the period. In terms of security selection, several lower-quality project-specific finance securities negatively impacted returns. Conversely, the Fund’s higher-yielding securities were advantageous for results. Security selection in the charter school, sewer and housing sectors was beneficial. Security selection of BBB-rated bonds was also additive for performance. In making such security selections, the Fund focused on sustainable issuers with what we viewed as having best-in-class operations, with managements that make sound financial decisions.

Performance Attribution

Top Contributors

Top Detractors

  Security selection in the charter school, sewer and housing sectors

  Security selection of BBB-rated bonds

  Duration positioning versus the Index

  Lower-quality project-specific finance securities

Performance Past Does Not Indicate Future [Text]	The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted.
Line Graph [Table Text Block]
	Class C (including sales charge) $10,860	Bloomberg Municipal Bond Index $12,548
10/31/14	$10,000	$10,000
10/31/15	$10,199	$10,287
10/31/16	$10,543	$10,704
10/31/17	$10,632	$10,939
10/31/18	$10,417	$10,883
10/31/19	$11,224	$11,908
10/31/20	$11,464	$12,336
10/31/21	$11,517	$12,661
10/31/22	$10,144	$11,144
10/31/23	$10,149	$11,439
10/31/24	$10,860	$12,548

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class C (at NAV)	7.00%	(0.66)%	0.83%
Class C (including sales charge)	6.00%	(0.66)%	0.83%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance prior to Class C's inception date of June 19, 2018, is that of the Fund's Institutional Class, which had lower expenses than Class C so its performance typically would have been higher than that of Class C.
AssetsNet	$ 74,393,565
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$74,393,565
Number of Portfolio Holdings	113
Portfolio Turnover Rate	69%
Total Investment Advisory Fees Paid	$0

Holdings [Text Block]

Asset Allocation

(as a % of Total InvestmentsFootnote Reference*)

Value	Value
Revenue Bonds	71.7%
General Obligations	24.6%
Certificate Participation	2.3%
Pre-Refunded	1.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten States

(as a % of Total InvestmentsFootnote Reference*)

Michigan	11.4%
New York	11.0%
Texas	9.2%
Illinois	7.1%
Kentucky	6.8%
West Virginia	6.0%
Indiana	4.7%
Florida	4.2%
Oklahoma	4.0%
South Carolina	3.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000021323
Shareholder Report [Line Items]
Fund Name	Municipal Intermediate Bond Fund
Class Name	Investor Class
Trading Symbol	NMUIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.nb.com/en/us/products/mutual-funds/municipal-intermediate-bond-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	www.nb.com/en/us/products/mutual-funds/municipal-intermediate-bond-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund’s long duration was beneficial as interest rates declined over the period. An emphasis on higher-yielding securities was also beneficial, as was security selection in the continuing care and charter school sectors. In contrast, high-quality pre-refunded securities and lower-coupon housing bonds were drags on performance. Relative to the Bloomberg 7-Year General Obligation (G.O.) Index (the Index), an overweight to A-rated securities and security selection of BBB-rated bonds were additive for results.

Performance Attribution

Top Contributors

Top Detractors

  Duration positioning versus the Index

  Security selection in the continuing care and charter school sectors

  Overweight versus the Index to A-rated securities and security selection of BBB-rated bonds

  Pre-refunded securities

  Lower-coupon housing bonds

Performance Past Does Not Indicate Future [Text]	The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted.
Line Graph [Table Text Block]
	Investor Class $11,705	Bloomberg Municipal Bond Index $12,548	Bloomberg 7-Year G.O. Index $12,068
10/31/14	$10,000	$10,000	$10,000
10/31/15	$10,182	$10,287	$10,263
10/31/16	$10,496	$10,704	$10,575
10/31/17	$10,630	$10,939	$10,734
10/31/18	$10,513	$10,883	$10,620
10/31/19	$11,403	$11,908	$11,537
10/31/20	$11,633	$12,336	$12,052
10/31/21	$11,966	$12,661	$12,180
10/31/22	$10,571	$11,144	$11,128
10/31/23	$10,813	$11,439	$11,336
10/31/24	$11,705	$12,548	$12,068

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Investor Class	8.25%	0.52%	1.59%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%
Bloomberg 7-Year G.O. Index	6.46%	0.90%	1.90%

Performance Table Market Index Changed [Text Block]

On July 24, 2024, the Fund began comparing its performance to the Bloomberg Municipal Bond Index in order to satisfy a change in regulatory requirements. The Bloomberg 7-Year G.O. Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund's investment strategy than the Bloomberg Municipal Bond Index.

AssetsNet	$ 191,036,227
Holdings Count | Holding	210
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	89.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$191,036,227
Number of Portfolio Holdings	210
Portfolio Turnover Rate	89%
Total Investment Advisory Fees Paid	$0

Holdings [Text Block]

Asset Allocation

(as a % of Total InvestmentsFootnote Reference*)

Value	Value
Revenue Bonds	74.1%
General Obligations	22.2%
Tax Allocation	1.5%
Special Assessment	1.2%
Certificate Participation	0.5%
Pre-Refunded	0.3%
Special Tax	0.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten States

(as a % of Total InvestmentsFootnote Reference*)

New York	17.5%
Illinois	15.2%
Texas	7.7%
Pennsylvania	7.6%
California	5.4%
Georgia	4.8%
New Jersey	3.6%
Florida	2.9%
Utah	2.2%
Indiana	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000089979
Shareholder Report [Line Items]
Fund Name	Municipal Intermediate Bond Fund
Class Name	Institutional Class
Trading Symbol	NMNLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.nb.com/en/us/products/mutual-funds/municipal-intermediate-bond-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	www.nb.com/en/us/products/mutual-funds/municipal-intermediate-bond-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund’s long duration was beneficial as interest rates declined over the period. An emphasis on higher-yielding securities was also beneficial, as was security selection in the continuing care and charter school sectors. In contrast, high-quality pre-refunded securities and lower-coupon housing bonds were drags on performance. Relative to the Bloomberg 7-Year General Obligation (G.O.) Index (the Index), an overweight to A-rated securities and security selection of BBB-rated bonds were additive for results.

Performance Attribution

Top Contributors

Top Detractors

  Duration positioning versus the Index

  Security selection in the continuing care and charter school sectors

  Overweight versus the Index to A-rated securities and security selection of BBB-rated bonds

  Pre-refunded securities

  Lower-coupon housing bonds

Performance Past Does Not Indicate Future [Text]	The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted.
Line Graph [Table Text Block]
	Institutional Class $1,188,100	Bloomberg Municipal Bond Index $1,254,800	Bloomberg 7-Year G.O. Index $1,206,800
10/31/14	$1,000,000	$1,000,000	$1,000,000
10/31/15	$1,019,700	$1,028,700	$1,026,300
10/31/16	$1,052,800	$1,070,400	$1,057,500
10/31/17	$1,067,800	$1,093,900	$1,073,400
10/31/18	$1,057,600	$1,088,300	$1,062,000
10/31/19	$1,148,900	$1,190,800	$1,153,700
10/31/20	$1,173,800	$1,233,600	$1,205,200
10/31/21	$1,209,300	$1,266,100	$1,218,000
10/31/22	$1,069,700	$1,114,400	$1,112,800
10/31/23	$1,095,800	$1,143,900	$1,133,600
10/31/24	$1,188,100	$1,254,800	$1,206,800

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Institutional Class	8.42%	0.67%	1.74%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%
Bloomberg 7-Year G.O. Index	6.46%	0.90%	1.90%

Performance Table Market Index Changed [Text Block]

On July 24, 2024, the Fund began comparing its performance to the Bloomberg Municipal Bond Index in order to satisfy a change in regulatory requirements. The Bloomberg 7-Year G.O. Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund's investment strategy than the Bloomberg Municipal Bond Index.

AssetsNet	$ 191,036,227
Holdings Count | Holding	210
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	89.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$191,036,227
Number of Portfolio Holdings	210
Portfolio Turnover Rate	89%
Total Investment Advisory Fees Paid	$0

Holdings [Text Block]

Asset Allocation

(as a % of Total InvestmentsFootnote Reference*)

Value	Value
Revenue Bonds	74.1%
General Obligations	22.2%
Tax Allocation	1.5%
Special Assessment	1.2%
Certificate Participation	0.5%
Pre-Refunded	0.3%
Special Tax	0.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten States

(as a % of Total InvestmentsFootnote Reference*)

New York	17.5%
Illinois	15.2%
Texas	7.7%
Pennsylvania	7.6%
California	5.4%
Georgia	4.8%
New Jersey	3.6%
Florida	2.9%
Utah	2.2%
Indiana	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000089977
Shareholder Report [Line Items]
Fund Name	Municipal Intermediate Bond Fund
Class Name	Class A
Trading Symbol	NMNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.nb.com/en/us/products/mutual-funds/municipal-intermediate-bond-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	www.nb.com/en/us/products/mutual-funds/municipal-intermediate-bond-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$70	0.67%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund’s long duration was beneficial as interest rates declined over the period. An emphasis on higher-yielding securities was also beneficial, as was security selection in the continuing care and charter school sectors. In contrast, high-quality pre-refunded securities and lower-coupon housing bonds were drags on performance. Relative to the Bloomberg 7-Year General Obligation (G.O.) Index (the Index), an overweight to A-rated securities and security selection of BBB-rated bonds were additive for results.

Performance Attribution

Top Contributors

Top Detractors

  Duration positioning versus the Index

  Security selection in the continuing care and charter school sectors

  Overweight versus the Index to A-rated securities and security selection of BBB-rated bonds

  Pre-refunded securities

  Lower-coupon housing bonds

Performance Past Does Not Indicate Future [Text]	The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted.
Line Graph [Table Text Block]
	Class A (including sales charge) $10,952	Bloomberg Municipal Bond Index $12,548	Bloomberg 7-Year G.O. Index $12,068
10/31/14	$9,575	$10,000	$10,000
10/31/15	$9,719	$10,287	$10,263
10/31/16	$10,005	$10,704	$10,575
10/31/17	$10,102	$10,939	$10,734
10/31/18	$9,968	$10,883	$10,620
10/31/19	$10,789	$11,908	$11,537
10/31/20	$10,983	$12,336	$12,052
10/31/21	$11,272	$12,661	$12,180
10/31/22	$9,934	$11,144	$11,128
10/31/23	$10,138	$11,439	$11,336
10/31/24	$10,952	$12,548	$12,068

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class A (at NAV)	8.02%	0.30%	1.35%
Class A (including sales charge)	3.44%	(0.56)%	0.91%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%
Bloomberg 7-Year G.O. Index	6.46%	0.90%	1.90%

Performance Table Market Index Changed [Text Block]

On July 24, 2024, the Fund began comparing its performance to the Bloomberg Municipal Bond Index in order to satisfy a change in regulatory requirements. The Bloomberg 7-Year G.O. Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund's investment strategy than the Bloomberg Municipal Bond Index.

AssetsNet	$ 191,036,227
Holdings Count | Holding	210
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	89.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$191,036,227
Number of Portfolio Holdings	210
Portfolio Turnover Rate	89%
Total Investment Advisory Fees Paid	$0

Holdings [Text Block]

Asset Allocation

(as a % of Total InvestmentsFootnote Reference*)

Value	Value
Revenue Bonds	74.1%
General Obligations	22.2%
Tax Allocation	1.5%
Special Assessment	1.2%
Certificate Participation	0.5%
Pre-Refunded	0.3%
Special Tax	0.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten States

(as a % of Total InvestmentsFootnote Reference*)

New York	17.5%
Illinois	15.2%
Texas	7.7%
Pennsylvania	7.6%
California	5.4%
Georgia	4.8%
New Jersey	3.6%
Florida	2.9%
Utah	2.2%
Indiana	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000089978
Shareholder Report [Line Items]
Fund Name	Municipal Intermediate Bond Fund
Class Name	Class C
Trading Symbol	NMNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.nb.com/en/us/products/mutual-funds/municipal-intermediate-bond-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	www.nb.com/en/us/products/mutual-funds/municipal-intermediate-bond-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$147	1.42%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund’s long duration was beneficial as interest rates declined over the period. An emphasis on higher-yielding securities was also beneficial, as was security selection in the continuing care and charter school sectors. In contrast, high-quality pre-refunded securities and lower-coupon housing bonds were drags on performance. Relative to the Bloomberg 7-Year General Obligation (G.O.) Index (the Index), an overweight to A-rated securities and security selection of BBB-rated bonds were additive for results.

Performance Attribution

Top Contributors

Top Detractors

  Duration positioning versus the Index

  Security selection in the continuing care and charter school sectors

  Overweight versus the Index to A-rated securities and security selection of BBB-rated bonds

  Pre-refunded securities

  Lower-coupon housing bonds

Performance Past Does Not Indicate Future [Text]	The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted.
Line Graph [Table Text Block]
	Class C (including sales charge) $10,623	Bloomberg Municipal Bond Index $12,548	Bloomberg 7-Year G.O. Index $12,068
10/31/14	$10,000	$10,000	$10,000
10/31/15	$10,076	$10,287	$10,263
10/31/16	$10,295	$10,704	$10,575
10/31/17	$10,326	$10,939	$10,734
10/31/18	$10,104	$10,883	$10,620
10/31/19	$10,855	$11,908	$11,537
10/31/20	$10,977	$12,336	$12,052
10/31/21	$11,182	$12,661	$12,180
10/31/22	$9,781	$11,144	$11,128
10/31/23	$9,908	$11,439	$11,336
10/31/24	$10,623	$12,548	$12,068

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class C (at NAV)	7.22%	(0.43)%	0.61%
Class C (including sales charge)	6.22%	(0.43)%	0.61%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%
Bloomberg 7-Year G.O. Index	6.46%	0.90%	1.90%

Performance Table Market Index Changed [Text Block]

On July 24, 2024, the Fund began comparing its performance to the Bloomberg Municipal Bond Index in order to satisfy a change in regulatory requirements. The Bloomberg 7-Year G.O. Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund's investment strategy than the Bloomberg Municipal Bond Index.

AssetsNet	$ 191,036,227
Holdings Count | Holding	210
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	89.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$191,036,227
Number of Portfolio Holdings	210
Portfolio Turnover Rate	89%
Total Investment Advisory Fees Paid	$0

Holdings [Text Block]

Asset Allocation

(as a % of Total InvestmentsFootnote Reference*)

Value	Value
Revenue Bonds	74.1%
General Obligations	22.2%
Tax Allocation	1.5%
Special Assessment	1.2%
Certificate Participation	0.5%
Pre-Refunded	0.3%
Special Tax	0.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten States

(as a % of Total InvestmentsFootnote Reference*)

New York	17.5%
Illinois	15.2%
Texas	7.7%
Pennsylvania	7.6%
California	5.4%
Georgia	4.8%
New Jersey	3.6%
Florida	2.9%
Utah	2.2%
Indiana	2.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000021325
Shareholder Report [Line Items]
Fund Name	Core Bond Fund
Class Name	Investor Class
Trading Symbol	NCRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.nb.com/en/us/products/mutual-funds/core-bond-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	www.nb.com/en/us/products/mutual-funds/core-bond-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$82	0.78%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

During the period, security selection and an overweight in investment-grade credit and commercial mortgage-backed securities (CMBS) versus the Bloomberg U.S. Aggregate Bond Index were significant contributors to performance. Security selection within asset-backed securities (ABS) was additive for returns. Elsewhere, the Fund’s exposures to non-agency mortgage-backed securities (MBS) and credit risk transfer (CRT) securities were rewarded. On the downside, the Fund’s duration positioning detracted from returns, as did its yield curve positioning.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Investment-grade credit

  ABS and CMBS

  Non-agency MBS and CRT securities

  Duration positioning

  Yield curve positioning

  Futures contracts

Performance Past Does Not Indicate Future [Text]	The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted.
Line Graph [Table Text Block]
	Investor Class $11,392	Bloomberg U.S. Aggregate Bond Index $11,593
10/31/14	$10,000	$10,000
10/31/15	$10,128	$10,196
10/31/16	$10,549	$10,641
10/31/17	$10,606	$10,737
10/31/18	$10,307	$10,517
10/31/19	$11,421	$11,727
10/31/20	$12,193	$12,453
10/31/21	$12,311	$12,393
10/31/22	$10,262	$10,450
10/31/23	$10,255	$10,487
10/31/24	$11,392	$11,593

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Investor Class	11.09%	(0.05)%	1.31%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.
AssetsNet	$ 922,216,392
Holdings Count | Holding	859
Advisory Fees Paid, Amount	$ 1,133,165
InvestmentCompanyPortfolioTurnover	156.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$922,216,392
Number of Portfolio Holdings	859
Portfolio Turnover Rate	156%
Total Investment Advisory Fees Paid	$1,133,165

Holdings [Text Block]

Portfolio by Investment Type

(as a % of Total Net Assets)

Mortgage-Backed Securities	37.1%
U.S. Treasury Obligations	26.0%
Corporate Bonds	24.2%
Asset-Backed Securities	9.1%
Foreign Government Securities	1.7%
U.S. Government Agency Securities	0.4%
Short-Term Investments	1.5%
Other Assets Less Liabilities	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

U.S. Treasury	26.0%
Federal National Mortgage Association	14.7%
Federal Home Loan Mortgage Corp.	11.1%
Government National Mortgage Association	3.2%
State Street Institutional U.S. Government Money Market Fund Premier Class	1.5%
Warnermedia Holdings, Inc.	1.1%
Broadcom, Inc.	1.0%
Federal Home Loan Mortgage Corp. STACR REMIC Trust	0.9%
Federal National Mortgage Association Connecticut Avenue Securities	0.8%
Aon North America, Inc.	0.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000021326
Shareholder Report [Line Items]
Fund Name	Core Bond Fund
Class Name	Institutional Class
Trading Symbol	NCRLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.nb.com/en/us/products/mutual-funds/core-bond-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	www.nb.com/en/us/products/mutual-funds/core-bond-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$40	0.38%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

During the period, security selection and an overweight in investment-grade credit and commercial mortgage-backed securities (CMBS) versus the Bloomberg U.S. Aggregate Bond Index were significant contributors to performance. Security selection within asset-backed securities (ABS) was additive for returns. Elsewhere, the Fund’s exposures to non-agency mortgage-backed securities (MBS) and credit risk transfer (CRT) securities were rewarded. On the downside, the Fund’s duration positioning detracted from returns, as did its yield curve positioning.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Investment-grade credit

  ABS and CMBS

  Non-agency MBS and CRT securities

  Duration positioning

  Yield curve positioning

  Futures contracts

Performance Past Does Not Indicate Future [Text]	The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted.
Line Graph [Table Text Block]
	Institutional Class $1,184,700	Bloomberg U.S. Aggregate Bond Index $1,159,300
10/31/14	$1,000,000	$1,000,000
10/31/15	$1,016,900	$1,019,600
10/31/16	$1,064,400	$1,064,100
10/31/17	$1,074,500	$1,073,700
10/31/18	$1,047,400	$1,051,700
10/31/19	$1,165,100	$1,172,700
10/31/20	$1,249,800	$1,245,300
10/31/21	$1,265,900	$1,239,300
10/31/22	$1,058,600	$1,045,000
10/31/23	$1,063,500	$1,048,700
10/31/24	$1,184,700	$1,159,300

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Institutional Class	11.40%	0.33%	1.71%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.
AssetsNet	$ 922,216,392
Holdings Count | Holding	859
Advisory Fees Paid, Amount	$ 1,133,165
InvestmentCompanyPortfolioTurnover	156.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$922,216,392
Number of Portfolio Holdings	859
Portfolio Turnover Rate	156%
Total Investment Advisory Fees Paid	$1,133,165

Holdings [Text Block]

Portfolio by Investment Type

(as a % of Total Net Assets)

Mortgage-Backed Securities	37.1%
U.S. Treasury Obligations	26.0%
Corporate Bonds	24.2%
Asset-Backed Securities	9.1%
Foreign Government Securities	1.7%
U.S. Government Agency Securities	0.4%
Short-Term Investments	1.5%
Other Assets Less Liabilities	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

U.S. Treasury	26.0%
Federal National Mortgage Association	14.7%
Federal Home Loan Mortgage Corp.	11.1%
Government National Mortgage Association	3.2%
State Street Institutional U.S. Government Money Market Fund Premier Class	1.5%
Warnermedia Holdings, Inc.	1.1%
Broadcom, Inc.	1.0%
Federal Home Loan Mortgage Corp. STACR REMIC Trust	0.9%
Federal National Mortgage Association Connecticut Avenue Securities	0.8%
Aon North America, Inc.	0.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000057304
Shareholder Report [Line Items]
Fund Name	Core Bond Fund
Class Name	Class A
Trading Symbol	NCRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.nb.com/en/us/products/mutual-funds/core-bond-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	www.nb.com/en/us/products/mutual-funds/core-bond-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$82	0.78%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

During the period, security selection and an overweight in investment-grade credit and commercial mortgage-backed securities (CMBS) versus the Bloomberg U.S. Aggregate Bond Index were significant contributors to performance. Security selection within asset-backed securities (ABS) was additive for returns. Elsewhere, the Fund’s exposures to non-agency mortgage-backed securities (MBS) and credit risk transfer (CRT) securities were rewarded. On the downside, the Fund’s duration positioning detracted from returns, as did its yield curve positioning.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Investment-grade credit

  ABS and CMBS

  Non-agency MBS and CRT securities

  Duration positioning

  Yield curve positioning

  Futures contracts

Performance Past Does Not Indicate Future [Text]	The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted.
Line Graph [Table Text Block]
	Class A (including sales charge) $10,890	Bloomberg U.S. Aggregate Bond Index $11,593
10/31/14	$9,575	$10,000
10/31/15	$9,684	$10,196
10/31/16	$10,097	$10,641
10/31/17	$10,151	$10,737
10/31/18	$9,864	$10,517
10/31/19	$10,931	$11,727
10/31/20	$11,670	$12,453
10/31/21	$11,783	$12,393
10/31/22	$9,808	$10,450
10/31/23	$9,813	$10,487
10/31/24	$10,890	$11,593

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class A (at NAV)	10.98%	(0.08)%	1.30%
Class A (including sales charge)	6.22%	(0.95)%	0.86%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.
AssetsNet	$ 922,216,392
Holdings Count | Holding	859
Advisory Fees Paid, Amount	$ 1,133,165
InvestmentCompanyPortfolioTurnover	156.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$922,216,392
Number of Portfolio Holdings	859
Portfolio Turnover Rate	156%
Total Investment Advisory Fees Paid	$1,133,165

Holdings [Text Block]

Portfolio by Investment Type

(as a % of Total Net Assets)

Mortgage-Backed Securities	37.1%
U.S. Treasury Obligations	26.0%
Corporate Bonds	24.2%
Asset-Backed Securities	9.1%
Foreign Government Securities	1.7%
U.S. Government Agency Securities	0.4%
Short-Term Investments	1.5%
Other Assets Less Liabilities	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

U.S. Treasury	26.0%
Federal National Mortgage Association	14.7%
Federal Home Loan Mortgage Corp.	11.1%
Government National Mortgage Association	3.2%
State Street Institutional U.S. Government Money Market Fund Premier Class	1.5%
Warnermedia Holdings, Inc.	1.1%
Broadcom, Inc.	1.0%
Federal Home Loan Mortgage Corp. STACR REMIC Trust	0.9%
Federal National Mortgage Association Connecticut Avenue Securities	0.8%
Aon North America, Inc.	0.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000057305
Shareholder Report [Line Items]
Fund Name	Core Bond Fund
Class Name	Class C
Trading Symbol	NCRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.nb.com/en/us/products/mutual-funds/core-bond-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	www.nb.com/en/us/products/mutual-funds/core-bond-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$161	1.53%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.53%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

During the period, security selection and an overweight in investment-grade credit and commercial mortgage-backed securities (CMBS) versus the Bloomberg U.S. Aggregate Bond Index were significant contributors to performance. Security selection within asset-backed securities (ABS) was additive for returns. Elsewhere, the Fund’s exposures to non-agency mortgage-backed securities (MBS) and credit risk transfer (CRT) securities were rewarded. On the downside, the Fund’s duration positioning detracted from returns, as did its yield curve positioning.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Investment-grade credit

  ABS and CMBS

  Non-agency MBS and CRT securities

  Duration positioning

  Yield curve positioning

  Futures contracts

Performance Past Does Not Indicate Future [Text]	The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted.
Line Graph [Table Text Block]
	Class C (including sales charge) $10,560	Bloomberg U.S. Aggregate Bond Index $11,593
10/31/14	$10,000	$10,000
10/31/15	$10,043	$10,196
10/31/16	$10,393	$10,641
10/31/17	$10,371	$10,737
10/31/18	$10,003	$10,517
10/31/19	$11,002	$11,727
10/31/20	$11,659	$12,453
10/31/21	$11,684	$12,393
10/31/22	$9,654	$10,450
10/31/23	$9,587	$10,487
10/31/24	$10,560	$11,593

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class C (at NAV)	10.14%	(0.82)%	0.55%
Class C (including sales charge)	9.14%	(0.82)%	0.55%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.
AssetsNet	$ 922,216,392
Holdings Count | Holding	859
Advisory Fees Paid, Amount	$ 1,133,165
InvestmentCompanyPortfolioTurnover	156.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$922,216,392
Number of Portfolio Holdings	859
Portfolio Turnover Rate	156%
Total Investment Advisory Fees Paid	$1,133,165

Holdings [Text Block]

Portfolio by Investment Type

(as a % of Total Net Assets)

Mortgage-Backed Securities	37.1%
U.S. Treasury Obligations	26.0%
Corporate Bonds	24.2%
Asset-Backed Securities	9.1%
Foreign Government Securities	1.7%
U.S. Government Agency Securities	0.4%
Short-Term Investments	1.5%
Other Assets Less Liabilities	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

U.S. Treasury	26.0%
Federal National Mortgage Association	14.7%
Federal Home Loan Mortgage Corp.	11.1%
Government National Mortgage Association	3.2%
State Street Institutional U.S. Government Money Market Fund Premier Class	1.5%
Warnermedia Holdings, Inc.	1.1%
Broadcom, Inc.	1.0%
Federal Home Loan Mortgage Corp. STACR REMIC Trust	0.9%
Federal National Mortgage Association Connecticut Avenue Securities	0.8%
Aon North America, Inc.	0.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000153036
Shareholder Report [Line Items]
Fund Name	Core Bond Fund
Class Name	Class R6
Trading Symbol	NRCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.nb.com/en/us/products/mutual-funds/core-bond-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	www.nb.com/en/us/products/mutual-funds/core-bond-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$30	0.28%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

During the period, security selection and an overweight in investment-grade credit and commercial mortgage-backed securities (CMBS) versus the Bloomberg U.S. Aggregate Bond Index were significant contributors to performance. Security selection within asset-backed securities (ABS) was additive for returns. Elsewhere, the Fund’s exposures to non-agency mortgage-backed securities (MBS) and credit risk transfer (CRT) securities were rewarded. On the downside, the Fund’s duration positioning detracted from returns, as did its yield curve positioning.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Investment-grade credit

  ABS and CMBS

  Non-agency MBS and CRT securities

  Duration positioning

  Yield curve positioning

  Futures contracts

Performance Past Does Not Indicate Future [Text]	The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted.
Line Graph [Table Text Block]
	Class R6 $11,930	Bloomberg U.S. Aggregate Bond Index $11,593
10/31/14	$10,000	$10,000
10/31/15	$10,169	$10,196
10/31/16	$10,644	$10,641
10/31/17	$10,745	$10,737
10/31/18	$10,474	$10,517
10/31/19	$11,660	$11,727
10/31/20	$12,521	$12,453
10/31/21	$12,695	$12,393
10/31/22	$10,627	$10,450
10/31/23	$10,686	$10,487
10/31/24	$11,930	$11,593

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class R6	11.63%	0.46%	1.78%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance prior to Class R6's inception date of January 18, 2019 is that of the Fund's Institutional Class, which had higher expenses than Class R6 so its performance typically would have been lower than that of Class R6.
AssetsNet	$ 922,216,392
Holdings Count | Holding	859
Advisory Fees Paid, Amount	$ 1,133,165
InvestmentCompanyPortfolioTurnover	156.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$922,216,392
Number of Portfolio Holdings	859
Portfolio Turnover Rate	156%
Total Investment Advisory Fees Paid	$1,133,165

Holdings [Text Block]

Portfolio by Investment Type

(as a % of Total Net Assets)

Mortgage-Backed Securities	37.1%
U.S. Treasury Obligations	26.0%
Corporate Bonds	24.2%
Asset-Backed Securities	9.1%
Foreign Government Securities	1.7%
U.S. Government Agency Securities	0.4%
Short-Term Investments	1.5%
Other Assets Less Liabilities	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

U.S. Treasury	26.0%
Federal National Mortgage Association	14.7%
Federal Home Loan Mortgage Corp.	11.1%
Government National Mortgage Association	3.2%
State Street Institutional U.S. Government Money Market Fund Premier Class	1.5%
Warnermedia Holdings, Inc.	1.1%
Broadcom, Inc.	1.0%
Federal Home Loan Mortgage Corp. STACR REMIC Trust	0.9%
Federal National Mortgage Association Connecticut Avenue Securities	0.8%
Aon North America, Inc.	0.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000044074
Shareholder Report [Line Items]
Fund Name	Strategic Income Fund
Class Name	Trust Class
Trading Symbol	NSTTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.nb.com/en/us/products/mutual-funds/strategic-income-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	www.nb.com/en/us/products/mutual-funds/strategic-income-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$101	0.94%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index (the Index). The top contributors to performance, relative to the Index, included an allocation to U.S. and non-U.S. developed markets high-yield corporate bonds, overweight to agency mortgage-backed securities (MBS), security selection of investment-grade credit, underweight to U.S. Treasuries and overall duration positioning.  The top detractors from relative performance were an underweight to investment-grade credit versus the Index, and security selection within agency MBS.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Allocation across U.S. and non-U.S. developed markets high-yield credit

  Overweight to agency MBS versus the Index

  Security selection within investment-grade credit

  Underweight to U.S. Treasuries

  Duration positioning

  Underweight to investment-grade credit versus the Index

  Security selection within agency MBS

  Bond forward contracts

  Futures

  Swaps

  Forward foreign currency contracts

Performance Past Does Not Indicate Future [Text]	The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted.
Line Graph [Table Text Block]
	Trust Class $13,313	Bloomberg U.S. Aggregate Bond Index $11,593
10/31/14	$10,000	$10,000
10/31/15	$9,897	$10,196
10/31/16	$10,481	$10,641
10/31/17	$10,910	$10,737
10/31/18	$10,774	$10,517
10/31/19	$11,593	$11,727
10/31/20	$11,988	$12,453
10/31/21	$12,970	$12,393
10/31/22	$11,178	$10,450
10/31/23	$11,649	$10,487
10/31/24	$13,313	$11,593

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Trust Class	14.28%	2.81%	2.90%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

AssetsNet	$ 5,345,864,880
Holdings Count | Holding	2,230
Advisory Fees Paid, Amount	$ 17,656,691
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$5,345,864,880
Number of Portfolio Holdings	2,230
Portfolio Turnover Rate	71%
Total Investment Advisory Fees Paid	$17,656,691

Holdings [Text Block]

Portfolio by Investment Type

(as a % of Total Net Assets)

Mortgage-Backed Securities	52.7%
Corporate Bonds	26.2%
Asset-Backed Securities	10.7%
U.S. Treasury Obligations	4.2%
Foreign Government Securities	4.1%
Exchange-Traded Funds	2.1%
Municipal Notes	0.6%
U.S. Government Agency Securities	0.0%
Loan Assignments	0.0%
Convertible Bonds	0.0%
Closed-End Funds	0.0%
Short-Term Investments	1.6%
Liabilities Less Other Assets	(2.2)%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Federal National Mortgage Association	17.6%
Federal Home Loan Mortgage Corp.	14.2%
U.S. Treasury	4.1%
Government National Mortgage Association	3.2%
Federal Home Loan Mortgage Corp. STACR REMIC	2.9%
Federal National Mortgage Association Connecticut Avenue Securities	2.6%
State Street Institutional U.S. Government Money Market Fund Premier Class	1.5%
BX Trust	1.1%
Verus Securitization Trust	0.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000021324
Shareholder Report [Line Items]
Fund Name	Strategic Income Fund
Class Name	Institutional Class
Trading Symbol	NSTLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.nb.com/en/us/products/mutual-funds/strategic-income-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	www.nb.com/en/us/products/mutual-funds/strategic-income-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$63	0.59%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index (the Index). The top contributors to performance, relative to the Index, included an allocation to U.S. and non-U.S. developed markets high-yield corporate bonds, overweight to agency mortgage-backed securities (MBS), security selection of investment-grade credit, underweight to U.S. Treasuries and overall duration positioning.  The top detractors from relative performance were an underweight to investment-grade credit versus the Index, and security selection within agency MBS.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Allocation across U.S. and non-U.S. developed markets high-yield credit

  Overweight to agency MBS versus the Index

  Security selection within investment-grade credit

  Underweight to U.S. Treasuries

  Duration positioning

  Underweight to investment-grade credit versus the Index

  Security selection within agency MBS

  Bond forward contracts

  Futures

  Swaps

  Forward foreign currency contracts

Performance Past Does Not Indicate Future [Text]	The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted.
Line Graph [Table Text Block]
	Institutional Class $1,378,600	Bloomberg U.S. Aggregate Bond Index $1,159,300
10/31/14	$1,000,000	$1,000,000
10/31/15	$993,100	$1,019,600
10/31/16	$1,056,500	$1,064,100
10/31/17	$1,103,500	$1,073,700
10/31/18	$1,093,600	$1,051,700
10/31/19	$1,179,700	$1,172,700
10/31/20	$1,225,400	$1,245,300
10/31/21	$1,330,300	$1,239,300
10/31/22	$1,149,500	$1,045,000
10/31/23	$1,202,200	$1,048,700
10/31/24	$1,378,600	$1,159,300

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Institutional Class	14.68%	3.16%	3.26%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

AssetsNet	$ 5,345,864,880
Holdings Count | Holding	2,230
Advisory Fees Paid, Amount	$ 17,656,691
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$5,345,864,880
Number of Portfolio Holdings	2,230
Portfolio Turnover Rate	71%
Total Investment Advisory Fees Paid	$17,656,691

Holdings [Text Block]

Portfolio by Investment Type

(as a % of Total Net Assets)

Mortgage-Backed Securities	52.7%
Corporate Bonds	26.2%
Asset-Backed Securities	10.7%
U.S. Treasury Obligations	4.2%
Foreign Government Securities	4.1%
Exchange-Traded Funds	2.1%
Municipal Notes	0.6%
U.S. Government Agency Securities	0.0%
Loan Assignments	0.0%
Convertible Bonds	0.0%
Closed-End Funds	0.0%
Short-Term Investments	1.6%
Liabilities Less Other Assets	(2.2)%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Federal National Mortgage Association	17.6%
Federal Home Loan Mortgage Corp.	14.2%
U.S. Treasury	4.1%
Government National Mortgage Association	3.2%
Federal Home Loan Mortgage Corp. STACR REMIC	2.9%
Federal National Mortgage Association Connecticut Avenue Securities	2.6%
State Street Institutional U.S. Government Money Market Fund Premier Class	1.5%
BX Trust	1.1%
Verus Securitization Trust	0.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000057302
Shareholder Report [Line Items]
Fund Name	Strategic Income Fund
Class Name	Class A
Trading Symbol	NSTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.nb.com/en/us/products/mutual-funds/strategic-income-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	www.nb.com/en/us/products/mutual-funds/strategic-income-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$104	0.97%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index (the Index). The top contributors to performance, relative to the Index, included an allocation to U.S. and non-U.S. developed markets high-yield corporate bonds, overweight to agency mortgage-backed securities (MBS), security selection of investment-grade credit, underweight to U.S. Treasuries and overall duration positioning.  The top detractors from relative performance were an underweight to investment-grade credit versus the Index, and security selection within agency MBS.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Allocation across U.S. and non-U.S. developed markets high-yield credit

  Overweight to agency MBS versus the Index

  Security selection within investment-grade credit

  Underweight to U.S. Treasuries

  Duration positioning

  Underweight to investment-grade credit versus the Index

  Security selection within agency MBS

  Bond forward contracts

  Futures

  Swaps

  Forward foreign currency contracts

Performance Past Does Not Indicate Future [Text]	The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted.
Line Graph [Table Text Block]
	Class A (including sales charge) $12,923	Bloomberg U.S. Aggregate Bond Index $11,593
10/31/14	$9,750	$10,000
10/31/15	$9,645	$10,196
10/31/16	$10,219	$10,641
10/31/17	$10,631	$10,737
10/31/18	$10,495	$10,517
10/31/19	$11,276	$11,727
10/31/20	$11,666	$12,453
10/31/21	$12,614	$12,393
10/31/22	$10,858	$10,450
10/31/23	$11,312	$10,487
10/31/24	$12,923	$11,593

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class A (at NAV)	14.24%	2.76%	2.86%
Class A (including sales charge)	11.43%	2.25%	2.60%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

AssetsNet	$ 5,345,864,880
Holdings Count | Holding	2,230
Advisory Fees Paid, Amount	$ 17,656,691
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$5,345,864,880
Number of Portfolio Holdings	2,230
Portfolio Turnover Rate	71%
Total Investment Advisory Fees Paid	$17,656,691

Holdings [Text Block]

Portfolio by Investment Type

(as a % of Total Net Assets)

Mortgage-Backed Securities	52.7%
Corporate Bonds	26.2%
Asset-Backed Securities	10.7%
U.S. Treasury Obligations	4.2%
Foreign Government Securities	4.1%
Exchange-Traded Funds	2.1%
Municipal Notes	0.6%
U.S. Government Agency Securities	0.0%
Loan Assignments	0.0%
Convertible Bonds	0.0%
Closed-End Funds	0.0%
Short-Term Investments	1.6%
Liabilities Less Other Assets	(2.2)%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Federal National Mortgage Association	17.6%
Federal Home Loan Mortgage Corp.	14.2%
U.S. Treasury	4.1%
Government National Mortgage Association	3.2%
Federal Home Loan Mortgage Corp. STACR REMIC	2.9%
Federal National Mortgage Association Connecticut Avenue Securities	2.6%
State Street Institutional U.S. Government Money Market Fund Premier Class	1.5%
BX Trust	1.1%
Verus Securitization Trust	0.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000057303
Shareholder Report [Line Items]
Fund Name	Strategic Income Fund
Class Name	Class C
Trading Symbol	NSTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.nb.com/en/us/products/mutual-funds/strategic-income-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	www.nb.com/en/us/products/mutual-funds/strategic-income-fund?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$180	1.69%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index (the Index). The top contributors to performance, relative to the Index, included an allocation to U.S. and non-U.S. developed markets high-yield corporate bonds, overweight to agency mortgage-backed securities (MBS), security selection of investment-grade credit, underweight to U.S. Treasuries and overall duration positioning.  The top detractors from relative performance were an underweight to investment-grade credit versus the Index, and security selection within agency MBS.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Allocation across U.S. and non-U.S. developed markets high-yield credit

  Overweight to agency MBS versus the Index

  Security selection within investment-grade credit

  Underweight to U.S. Treasuries

  Duration positioning

  Underweight to investment-grade credit versus the Index

  Security selection within agency MBS

  Bond forward contracts

  Futures

  Swaps

  Forward foreign currency contracts

Performance Past Does Not Indicate Future [Text]	The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted.
Line Graph [Table Text Block]
	Class C (including sales charge) $12,353	Bloomberg U.S. Aggregate Bond Index $11,593
10/31/14	$10,000	$10,000
10/31/15	$9,823	$10,196
10/31/16	$10,326	$10,641
10/31/17	$10,668	$10,737
10/31/18	$10,467	$10,517
10/31/19	$11,168	$11,727
10/31/20	$11,463	$12,453
10/31/21	$12,320	$12,393
10/31/22	$10,528	$10,450
10/31/23	$10,891	$10,487
10/31/24	$12,353	$11,593

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class C (at NAV)	13.43%	2.04%	2.14%
Class C (including sales charge)	12.43%	2.04%	2.14%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

AssetsNet	$ 5,345,864,880
Holdings Count | Holding	2,230
Advisory Fees Paid, Amount	$ 17,656,691
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$5,345,864,880
Number of Portfolio Holdings	2,230
Portfolio Turnover Rate	71%
Total Investment Advisory Fees Paid	$17,656,691

Holdings [Text Block]

Portfolio by Investment Type

(as a % of Total Net Assets)

Mortgage-Backed Securities	52.7%
Corporate Bonds	26.2%
Asset-Backed Securities	10.7%
U.S. Treasury Obligations	4.2%
Foreign Government Securities	4.1%
Exchange-Traded Funds	2.1%
Municipal Notes	0.6%
U.S. Government Agency Securities	0.0%
Loan Assignments	0.0%
Convertible Bonds	0.0%
Closed-End Funds	0.0%
Short-Term Investments	1.6%
Liabilities Less Other Assets	(2.2)%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Federal National Mortgage Association	17.6%
Federal Home Loan Mortgage Corp.	14.2%
U.S. Treasury	4.1%
Government National Mortgage Association	3.2%
Federal Home Loan Mortgage Corp. STACR REMIC	2.9%
Federal National Mortgage Association Connecticut Avenue Securities	2.6%
State Street Institutional U.S. Government Money Market Fund Premier Class	1.5%
BX Trust	1.1%
Verus Securitization Trust	0.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
C000125076
Shareholder Report [Line Items]
Fund Name	Strategic Income Fund
Class Name	Class R6
Trading Symbol	NRSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.nb.com/en/us/products/mutual-funds/strategic-income-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
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Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$53	0.49%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index (the Index). The top contributors to performance, relative to the Index, included an allocation to U.S. and non-U.S. developed markets high-yield corporate bonds, overweight to agency mortgage-backed securities (MBS), security selection of investment-grade credit, underweight to U.S. Treasuries and overall duration positioning.  The top detractors from relative performance were an underweight to investment-grade credit versus the Index, and security selection within agency MBS.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Allocation across U.S. and non-U.S. developed markets high-yield credit

  Overweight to agency MBS versus the Index

  Security selection within investment-grade credit

  Underweight to U.S. Treasuries

  Duration positioning

  Underweight to investment-grade credit versus the Index

  Security selection within agency MBS

  Bond forward contracts

  Futures

  Swaps

  Forward foreign currency contracts

Performance Past Does Not Indicate Future [Text]	The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted.
Line Graph [Table Text Block]
	Class R6 $13,894	Bloomberg U.S. Aggregate Bond Index $11,593
10/31/14	$10,000	$10,000
10/31/15	$9,938	$10,196
10/31/16	$10,570	$10,641
10/31/17	$11,048	$10,737
10/31/18	$10,957	$10,517
10/31/19	$11,832	$11,727
10/31/20	$12,302	$12,453
10/31/21	$13,368	$12,393
10/31/22	$11,561	$10,450
10/31/23	$12,103	$10,487
10/31/24	$13,894	$11,593

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class R6	14.80%	3.27%	3.34%
Bloomberg U.S. Aggregate Bond Index	10.55%	(0.23)%	1.49%

AssetsNet	$ 5,345,864,880
Holdings Count | Holding	2,230
Advisory Fees Paid, Amount	$ 17,656,691
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$5,345,864,880
Number of Portfolio Holdings	2,230
Portfolio Turnover Rate	71%
Total Investment Advisory Fees Paid	$17,656,691

Holdings [Text Block]

Portfolio by Investment Type

(as a % of Total Net Assets)

Mortgage-Backed Securities	52.7%
Corporate Bonds	26.2%
Asset-Backed Securities	10.7%
U.S. Treasury Obligations	4.2%
Foreign Government Securities	4.1%
Exchange-Traded Funds	2.1%
Municipal Notes	0.6%
U.S. Government Agency Securities	0.0%
Loan Assignments	0.0%
Convertible Bonds	0.0%
Closed-End Funds	0.0%
Short-Term Investments	1.6%
Liabilities Less Other Assets	(2.2)%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Federal National Mortgage Association	17.6%
Federal Home Loan Mortgage Corp.	14.2%
U.S. Treasury	4.1%
Government National Mortgage Association	3.2%
Federal Home Loan Mortgage Corp. STACR REMIC	2.9%
Federal National Mortgage Association Connecticut Avenue Securities	2.6%
State Street Institutional U.S. Government Money Market Fund Premier Class	1.5%
BX Trust	1.1%
Verus Securitization Trust	0.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]